UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2016

ITEM 1.	REPORT TO STOCKHOLDERS

October 31, 2016

Semiannual Report
to Shareholders

Cash Account Trust
Service Shares

Government & Agency Securities Portfolio

(Effective on February 15, 2017, Government & Agency Securities Portfolio will change its name to Deutsche Government & Agency Securities Portfolio)

Tax-Exempt Portfolio

(Effective on February 15, 2017, Tax-Exempt Portfolio will change its name to Deutsche Tax-Exempt Portfolio)

Contents

Government & Agency Securities Portfolio

3 Portfolio Summary

7 Investment Portfolio

14 Statement of Assets and Liabilities

16 Statement of Operations

17 Statements of Changes in Net Assets

18 Financial Highlights

Tax-Exempt Portfolio

19 Portfolio Summary

23 Investment Portfolio

31 Statement of Assets and Liabilities

33 Statement of Operations

34 Statements of Changes in Net Assets

35 Financial Highlights

36 Notes to Financial Statements

48 Information About Each Fund's Expenses

50 Other Information

51 Advisory Agreement Board Considerations and Fee Evaluation

60 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2016 (Unaudited)

Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 56.9%
U.S. Government Sponsored Agencies 48.8%
Federal Farm Credit Bank:
0.4%, 11/3/2016	5,000,000	4,999,902
0.54%**, 6/20/2017	25,000,000	25,000,000
0.566%**, 8/27/2018	20,000,000	19,997,166
0.599%**, 3/22/2017	22,000,000	21,999,549
0.605%**, 3/8/2017	10,000,000	9,999,816
0.611%**, 1/27/2017	35,000,000	35,000,000
0.615%**, 2/28/2017	15,000,000	14,999,873
0.635%**, 9/21/2017	15,000,000	15,000,000
0.646%**, 6/20/2018	10,000,000	10,000,000
0.674%**, 2/23/2018	38,000,000	37,989,910
0.7%**, 3/8/2018	50,000,000	49,996,521
Federal Home Loan Bank:
0.3%*, 1/5/2017	48,000,000	47,974,433
0.356%*, 1/18/2017	30,000,000	29,977,250
0.358%**, 4/19/2017	40,000,000	40,000,000
0.361%*, 1/18/2017	40,000,000	39,969,233
0.407%*, 11/25/2016	75,000,000	74,980,000
0.458%*, 1/13/2017	25,000,000	24,977,187
0.458%*, 2/2/2017	20,000,000	19,976,750
0.468%*, 2/1/2017	3,000,000	2,996,473
0.483%*, 2/8/2017	10,000,000	9,986,937
0.488%*, 1/27/2017	38,000,000	37,955,920
0.493%*, 1/25/2017	9,000,000	8,989,694
0.526%**, 8/18/2017	40,000,000	39,953,635
0.554%*, 12/23/2016	30,000,000	29,976,384
0.567%**, 8/3/2017	100,000,000	100,000,000
0.569%*, 3/15/2017	10,000,000	9,979,156
0.6%**, 5/8/2017	25,000,000	25,000,000
0.606%**, 11/18/2016	35,000,000	35,000,000
0.61%*, 12/12/2016	40,000,000	39,972,667
0.614%**, 2/22/2017	20,000,000	20,014,762
0.634%**, 3/19/2018	45,000,000	45,000,000
0.669%**, 2/3/2017	5,000,000	4,998,944
0.728%**, 2/8/2017	25,000,000	25,007,628
0.783%**, 4/5/2017	15,000,000	15,000,000
0.812%**, 10/25/2017	12,000,000	12,000,000
0.83%**, 9/11/2017	20,000,000	20,039,286
Federal Home Loan Mortgage Corp.:
0.346%*, 12/7/2016	5,155,000	5,153,247
0.346%*, 1/18/2017	25,000,000	24,981,583
0.376%*, 2/13/2017	50,000,000	49,946,556
0.376%*, 2/14/2017	7,500,000	7,491,906
0.396%*, 1/19/2017	40,000,000	39,965,767
0.396%**, 4/11/2017	55,000,000	55,000,000
0.407%*, 12/22/2016	38,000,000	37,978,467
0.442%*, 2/3/2017	15,000,000	14,982,962
0.478%*, 3/1/2017	60,000,000	59,906,000
0.478%*, 4/6/2017	15,000,000	14,969,450
0.483%*, 3/3/2017	40,000,000	39,935,611
0.488%*, 5/1/2017	15,500,000	15,462,593
0.508%*, 5/16/2017	50,000,000	49,863,889
0.519%*, 4/21/2017	18,000,000	17,956,395
0.52%**, 12/12/2016	33,000,000	32,997,012
0.611%**, 2/22/2018	50,000,000	50,000,000
0.632%**, 7/24/2018	15,000,000	15,000,000
0.655%**, 7/21/2017	25,000,000	24,998,154
0.781%**, 12/21/2017	92,000,000	92,000,000
0.861%**, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association:
0.325%*, 1/4/2017	50,000,000	49,971,556
0.336%*, 1/4/2017	25,000,000	24,985,333
0.417%*, 1/3/2017	40,000,000	39,971,300
0.417%*, 2/1/2017	14,000,000	13,985,331
0.442%*, 2/1/2017	30,000,000	29,966,650
0.447%*, 4/3/2017	20,000,000	19,962,600
0.546%**, 7/20/2017	15,000,000	14,999,457
0.807%**, 12/20/2017	45,000,000	45,000,000
		1,917,140,895
U.S. Treasury Obligations 8.1%
U.S. Treasury Bills:
0.03%*, 11/3/2016	25,000,000	24,999,958
0.267%*, 11/10/2016	25,000,000	24,998,359
0.376%*, 2/9/2017	18,000,000	17,981,500
0.4%*, 2/2/2017	65,000,000	64,934,009
0.428%*, 1/19/2017	25,000,000	24,976,903
0.437%*, 1/19/2017	25,000,000	24,976,410
0.498%*, 3/23/2017	30,000,000	29,942,017
U.S. Treasury Floating Rate Notes:
0.414%**, 4/30/2017	35,000,000	34,982,377
0.53%**, 4/30/2018	25,000,000	25,002,627
0.612%**, 1/31/2018	15,000,000	15,005,727
U.S. Treasury Note, 0.625%, 12/15/2016	32,000,000	32,010,476
		319,810,363
Total Government & Agency Obligations (Cost $2,236,951,258)		2,236,951,258

Repurchase Agreements 42.1%
BNP Paribas, 0.33%, dated 10/31/2016, to be repurchased at $100,000,917 on 11/1/2016 (a)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.26%, dated 10/31/2016, to be repurchased at $150,001,083 on 11/1/2016 (b)	150,000,000	150,000,000
Citigroup Global Markets, Inc., 0.32%, dated 10/31/2016, to be repurchased at $189,001,680 on 11/1/2016 (c)	189,000,000	189,000,000
HSBC Securities, Inc., 0.27%, dated 10/31/2016, to be repurchased at $100,000,750 on 11/1/2016 (d)	100,000,000	100,000,000
HSBC Securities, Inc., 0.28%, dated 10/31/2016, to be repurchased at $725,005,639 on 11/1/2016 (e)	725,000,000	725,000,000
Merrill Lynch & Co., Inc., 0.31%, dated 10/31/2016, to be repurchased at $121,601,047 on 11/1/2016 (f)	121,600,000	121,600,000
Nomura Securities International, 0.34%, dated 10/31/2016, to be repurchased at $157,001,483 on 11/1/2016 (g)	157,000,000	157,000,000
Wells Fargo Bank, 0.34%, dated 10/31/2016, to be repurchased at $114,401,080 on 11/1/2016 (h)	114,400,000	114,400,000
Total Repurchase Agreements (Cost $1,657,000,000)		1,657,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,893,951,258)†	99.0	3,893,951,258
Other Assets and Liabilities, Net	1.0	39,769,163
Net Assets	100.0	3,933,720,421

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2016.

† The cost for federal income tax purposes was $3,893,951,258.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,737,500	U.S. Treasury Notes	1.25–3.5	2/15/2018– 2/28/2022	56,729,110
45,358,000	Federal Agricultural Mortgage Corp.	Zero Coupon	4/3/2017	45,270,913
Total Collateral Value				102,000,023

(b) Collateralized by $151,726,600 U.S. Treasury Notes, with the various coupon rates from 0.875%–2.875%, with various maturity dates on 3/31/2018–5/31/2021 with a value of $153,000,001.

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
35,737,000	U.S. Treasury Bond	2.25	8/15/2046	33,199,955
146,775,500	U.S. Treasury Note	2.75	11/15/2023	159,580,059
Total Collateral Value				192,780,014

(d) Collateralized by $94,845,198 Government National Mortgage Association, 4.0%, maturing on 5/20/2046 with a value of $102,004,174.

(e) Collateralized by $1,378,557,825 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates on 5/15/2029–8/15/2046 with a value of $739,500,816.

(f) Collateralized by $119,734,900 U.S. Treasury Inflation-Indexed Note, 0.125%, maturing on 4/15/2021 with a value of $124,032,013.

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
84,521	Federal Home Loan Mortgage Corp.	9.5	5/15/2025	87,527
58,667,909	Federal National Mortgage Association	3.0–6.625	5/1/2024– 10/1/2046	62,881,268
30,256,206	Government National Mortgage Association	3.0–9.0	2/15/2021– 8/20/2046	32,795,575
300	U.S. Treasury Bill	Zero Coupon	2/2/2017	300
63,417,200	U.S. Treasury Notes	1.125–1.5	12/31/2018– 8/31/2021	64,375,330
Total Collateral Value				160,140,000

(h) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,132,691	Federal Home Loan Mortgage Corp.	2.0	11/1/2031	15,214,296
100,979,574	Federal National Mortgage Association	2.0–2.5	10/1/2031– 11/1/2046	101,473,704
Total Collateral Value				116,688,000

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (i)	$ —	$ 2,236,951,258	$ —	$ 2,236,951,258
Repurchase Agreements	—	1,657,000,000	—	1,657,000,000
Total	$ —	$ 3,893,951,258	$ —	$ 3,893,951,258

There have been no transfers between fair value measurement levels during the period ended October 31, 2016.

(i) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2016 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$ 2,236,951,258
Repurchase agreements, valued at amortized cost	1,657,000,000
Investments in securities, at value (cost $3,893,951,258)	3,893,951,258
Cash	40,778,580
Receivable for Fund shares sold	103,026
Interest receivable	610,395
Due from Advisor	61,512
Other assets	48,862
Total assets	3,935,553,633
Liabilities
Payable for Fund shares redeemed	258,115
Distributions payable	905,733
Accrued management fee	137,878
Accrued Trustees' fees	27,731
Other accrued expenses and payables	503,755
Total liabilities	1,833,212
Net assets, at value	$ 3,933,720,421
Net Assets Consist of
Undistributed net investment income	204,532
Accumulated net realized gain (loss)	(333,747)
Paid-in capital	3,933,849,636
Net assets, at value	$ 3,933,720,421

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2016 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($150,371,121 ÷ 150,372,753 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($3,509,431,044 ÷ 3,509,469,091 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($235,887,140  ÷ 235,889,698 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($38,031,116 ÷ 38,031,528 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2016 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$ 8,584,274
Other income	41,294
Total income	8,625,568
Expenses: Management fee	1,436,992
Administration fee	2,094,847
Services to shareholders	352,648
Distribution and service fees	315,015
Custodian fee	30,057
Professional fees	89,223
Reports to shareholders	49,100
Registration fees	44,660
Trustees' fees and expenses	64,142
Other	90,099
Total expenses before expense reductions	4,566,783
Expense reductions	(1,867,569)
Total expenses after expense reductions	2,699,214
Net investment income	5,926,354
Net realized gain (loss) from investments	102,534
Net increase (decrease) in net assets resulting from operations	$ 6,028,888

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations: Net investment income	$ 5,926,354	$ 3,847,095
Net realized gain (loss)	102,534	(5,349)
Net increase in net assets resulting from operations	6,028,888	3,841,746
Distributions to shareholders from: Net investment income: Deutsche Government & Agency Money Fund	(104,467)	(40,911)
Deutsche Government Cash Institutional Shares	(5,751,412)	(3,764,355)
Government Cash Managed Shares	(68,356)	(32,243)
Service Shares	(2,224)	(6,441)
Total distributions	(5,926,459)	(3,843,950)
Fund share transactions: Proceeds from shares sold	17,870,314,981	25,314,465,900
Reinvestment of distributions	1,211,512	1,320,688
Cost of shares redeemed	(17,766,193,234)	(25,204,404,928)
Net increase (decrease) in net assets from Fund share transactions	105,333,259	111,381,660
Increase (decrease) in net assets	105,435,688	111,379,456
Net assets at beginning of period	3,828,284,733	3,716,905,277
Net assets at end of period (including undistributed net investment income of $204,532 and $204,637, respectively)	$ 3,933,720,421	$ 3,828,284,733

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio Service Shares
Six Months Ended 10/31/16 (Unaudited)		Years Ended April 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	(.000)***	.000***	(.000)***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.01	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38	46	64	45	78	108
Ratio of expenses before expense reductions (%)	1.04*	1.04	1.04	1.04	1.04	1.03
Ratio of expenses after expense reductions (%)	.40*	.20	.08	.08	.17	.11
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2016 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 91.9%
Arizona 2.6%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.73%*, 10/1/2025, LOC: Bank of America NA	8,440,000	8,440,000
Arkansas 2.0%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.82%*, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 11.3%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.78%*, 11/1/2029, LOC: Wells Fargo Bank NA	547,000	547,000
California, Eastern Municipal Water District, Water & Sewer Revenue, Series 2013A, 0.8%**, Mandatory Put 3/13/2017 @ 100, 7/1/2035	12,500,000	12,500,000
California, Metropolitan Water District of Southern California, Series D, 0.61%*, 7/1/2035	2,000,000	2,000,000
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series B, 0.63%*, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	1,320,000	1,320,000
California, State Housing Finance Agency Revenue, Series A, 0.59%*, 8/1/2040, LOC: JPMorgan Chase Bank NA	1,700,000	1,700,000
California, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XG0003, 144A, 0.72%*, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.9%**, Mandatory Put 1/16/2017 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Pasadena, CA, Certificates Participation, Series A, 0.62%*, 2/1/2035, LOC: Bank of America NA	1,000,000	1,000,000
San Jose, CA, Multi-Family Housing Revenue, Almaden Lake Village Apartments, Series A, AMT, 0.69%*, 3/1/2032, LIQ: Fannie Mae, LOC: Fannie Mae	12,000,000	12,000,000
		36,067,000
District of Columbia 0.8%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.64%*, 10/1/2039, LOC: Sumitomo Mitsui Banking	2,535,000	2,535,000
Florida 4.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.66%*, 7/15/2024, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Florida, State Gulf Coast University Financing Corp., Capital Improvement Revenue, Packaging Project, Series A, 0.65%*, 2/1/2039, LOC: Harris NA	4,000,000	4,000,000
Florida, State Housing Finance Corp., St. Andrews Pointe Apartments, Series E-1, AMT, 0.65%*, 6/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	1,900,000	1,900,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.64%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
		13,050,000
Georgia 0.5%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.9%, 11/8/2016	1,417,000	1,417,000
Illinois 6.6%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.65%*, 1/1/2035, LOC: Bank of Montreal	3,100,000	3,100,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.5%**, Mandatory Put 3/7/2017 @ 100, 7/1/2036	9,265,000	9,253,520
Illinois, State Educational Facilities Authority, Student Housing Revenue, Series A, 0.9%*, 6/1/2033, LOC: BMO Harris Bank NA	6,000,000	6,000,000
Illinois, State Finance Authority Revenue, Village of Oak Park Residence Corp., 0.66%*, 9/1/2046, LOC: PNC Bank NA	2,820,000	2,820,000
		21,173,520
Indiana 2.2%
Indiana, State Municipal Power Agency Revenue, Series A, 0.56%*, 1/1/2018, LOC: Citibank NA	7,110,000	7,110,000
Maine 1.2%
Maine, State Housing Authority, Mortgage Revenue, Series G, AMT, 0.68%*, 11/15/2037, SPA: State Street Bank & Trust Co.	3,715,000	3,715,000
Maryland 0.3%
Maryland, State & Local Facilities Loan of 2013, Series A, 5.0%, 3/1/2017	975,000	989,237
Massachusetts 1.0%
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	714,428
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.67%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
		3,014,428
Michigan 1.0%
Michigan, State Finance Authority Revenue, School Loan, Series C, 0.64%*, 9/1/2050, LOC: Bank of Montreal	130,000	130,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.9%**, 11/15/2047	3,175,000	3,175,000
		3,305,000
Minnesota 2.1%
Cohasset, MN, Minnesota Power & Light Co. Project, Series A, 0.69%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	3,300,000	3,300,000
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.63%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		6,800,000
Missouri 0.8%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.67%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 0.8%
Clark County, NV, Airport Revenue, Series D-2B, 0.6%*, 7/1/2040, LOC: Royal Bank of Canada	2,500,000	2,500,000
New Hampshire 1.3%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.67%*, 12/1/2034, LOC: CItizens Bank of New Hampshire	4,100,000	4,100,000
New York 17.1%
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.54%*, 11/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	835,000	835,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-1, AMT, 0.66%*, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.72%*, 5/1/2048, LOC: Bank of China	9,000,000	9,000,000
New York, State Housing Finance Agency Revenue, Dock Street Rental LLC, Series A, 0.64%*, 11/1/2046, LOC: Wells Fargo Bank NA	5,600,000	5,600,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.73%*, 11/1/2049, LOC: Bank of China	7,000,000	7,000,000
New York, State Housing Finance Agency, Manhattan West Residential Housing, Series A, 0.72%*, 11/1/2049, LOC: Bank of China	9,000,000	9,000,000
New York, State Thruway Authority, Series 2800, 0.66%*, 4/1/2020, LIQ: Credit Suisse	13,000,000	13,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2017	1,300,000	1,321,895
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-3, 0.88%**, 1/1/2017, INS: AGMC	3,000,000	2,999,784
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 0.62%*, 12/1/2037, LOC: Citibank N.A.	4,255,000	4,255,000
		54,511,679
North Carolina 1.9%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.62%*, 6/1/2033, LOC: Branch Banking & Trust	6,165,000	6,165,000
Ohio 8.3%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.69%*, 5/1/2049, LOC: Northern Trust Co.	13,000,000	13,000,000
Ohio, State Higher Educational Facility Revenue, Antioch University, 0.63%*, 2/1/2029, LOC: PNC Bank NA	8,810,000	8,810,000
Ohio, State Special Obligation, Capital Facilities Lease Appropriation-Adult Correctional Building Fund, 0.68%*, 10/1/2036	4,650,000	4,650,000
		26,460,000
Pennsylvania 2.2%
Pennsylvania, Emmaus General Authority, Series D-24, 0.6%*, 3/1/2024, LOC: U.S. Bank NA	7,000,000	7,000,000
Texas 6.4%
Harris County, TX, Cultural Education Facility, TECP, 0.64%, 11/29/2016	13,750,000	13,750,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.64%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Texas, Eclipse Funding Trust Various States, Solar Eclipse, Series 2007-0080, 144A, 0.58%*, 8/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	500,000	500,000
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 5.0%, 1/1/2017	930,000	937,145
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2026	1,000,000	1,018,502
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.67%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		20,575,647
Vermont 3.1%
Vermont, Economic Development Authority, TECP, 0.85%, 1/6/2017, LOC: JP Morgan Chase Bank NA	10,000,000	10,000,000
Virginia 4.3%
Fairfax County, VA, Economic Development Authority, Healthcare Facilities Revenue, Capital Hospice Project, 0.62%*, 1/1/2034, LOC: Branch Banking & Trust	5,000	5,000
Lynchburg, VA, Industrial Development Authority Revenue, Centra Health, Inc.:
Series B, 0.62%*, 1/1/2035, LOC: Branch Banking & Trust	6,550,000	6,550,000
Series F, 0.62%*, 1/1/2035, INS: NATL, LOC: Branch Banking & Trust	7,065,000	7,065,000
		13,620,000
Washington 2.9%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.66%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	9,329,000	9,329,000
Wisconsin 3.9%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.9%**, 11/15/2043	12,500,000	12,500,000
Other 3.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.66%*, 10/15/2029, LIQ: Freddie Mac	2,925,000	2,925,000
"A", Series M031, 0.66%*, 12/15/2045, LIQ: Freddie Mac	1,344,000	1,344,000
Series M033, 0.66%**, 3/15/2049, LIQ: Freddie Mac	2,038,000	2,038,000
"A", Series M015, AMT, 0.68%**, 5/15/2046, LIQ: Freddie Mac	3,995,000	3,995,000
		10,302,000
Total Municipal Investments (Cost $293,839,511)		293,839,511

Preferred Shares of Closed-End Investment Companies 8.1%
California 3.9%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.78%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 6, 144A, AMT, 0.78%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		12,500,000
Other Territories 3.1%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, AMT, 144A, 0.78%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Virginia 1.1%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.79%*, 8/3/2043, LIQ: Toronto-Dominion Bank	3,500,000	3,500,000
Total Preferred Shares of Closed-End Investment Companies (Cost $26,000,000)		26,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $319,839,511)†	100.0	319,839,511
Other Assets and Liabilities, Net	0.0	31,055
Net Assets	100.0	319,870,566

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2016.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2016.

† The cost for federal income tax purposes was $319,839,511.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 293,839,511	$ —	$ 293,839,511
Preferred Shares of Closed-End Investment Companies (a)	—	26,000,000	—	26,000,000
Total	$ —	$ 319,839,511	$ —	$ 319,839,511

There have been no transfers between fair value measurement levels during the period ended October 31, 2016.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2016 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 319,839,511
Cash	727,095
Receivable for investments sold	30,000
Receivable for Fund shares sold	129,287
Interest receivable	315,889
Due from Advisor	4,064
Other assets	105,608
Total assets	321,151,454
Liabilities
Payable for investments purchased	730,012
Payable for Fund shares redeemed	204,321
Distributions payable	61,109
Accrued management fee	22,401
Accrued Trustees' fees	9,086
Other accrued expenses and payables	253,959
Total liabilities	1,280,888
Net assets, at value	$ 319,870,566
Net Assets Consist of
Distributions in excess of net investment income	(131,861)
Accumulated net realized gain (loss)	(46,809)
Paid-in capital	320,049,236
Net assets, at value	$ 319,870,566

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2016 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($21,736,161 ÷ 21,729,568 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($140,686,383 ÷ 140,643,727 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($57,986,900 ÷ 57,969,290 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($45,040,976 ÷ 45,027,313 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($44,962,224 ÷ 44,948,574 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($9,457,922 ÷ 9,455,053 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2016 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 2,295,282
Other income	38,006
Total income	2,333,288
Expenses: Management fee	300,439
Administration fee	437,322
Services to shareholders	255,914
Distribution and service fees	401,188
Custodian fee	7,897
Professional fees	68,581
Reports to shareholders	66,339
Registration fees	58,039
Trustees' fees and expenses	18,694
Other	50,019
Total expenses before expense reductions	1,664,432
Expense reductions	(356,703)
Total expenses after expense reductions	1,307,729
Net investment income	1,025,559
Net realized gain (loss) from investments	(46,809)
Net increase (decrease) in net assets resulting from operations	$ 978,750

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations: Net investment income	$ 1,025,559	$ 245,927
Net realized gain (loss)	(46,809)	125,289
Net increase in net assets resulting from operations	978,750	371,216
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(638,842)	(171,899)
Deutsche Tax-Exempt Money Fund	(336,241)	(51,193)
Deutsche Tax-Free Money Fund Class S	(130,281)	(19,292)
Service Shares	(39,958)	(7,517)
Tax-Exempt Cash Managed Shares	(66,749)	(9,894)
Tax-Free Investment Class	(14,780)	(44,339)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	(32,625)	(32,106)
Deutsche Tax-Exempt Money Fund	(17,171)	(11,248)
Deutsche Tax-Free Money Fund Class S	(6,653)	(4,709)
Service Shares	(2,041)	(3,142)
Tax-Exempt Cash Managed Shares	(3,409)	(4,736)
Tax-Free Investment Class	(755)	(21,499)
Total distributions	(1,289,505)	(381,574)
Fund share transactions: Proceeds from shares sold	875,914,585	2,681,593,000
Reinvestment of distributions	800,933	271,154
Cost of shares redeemed	(1,657,296,260)	(2,491,773,279)
Net increase (decrease) in net assets from Fund share transactions	(780,580,742)	190,090,875
Increase (decrease) in net assets	(780,891,497)	190,080,517
Net assets at beginning of period	1,100,762,063	910,681,546
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $131,861 and $69,431, respectively)	$ 319,870,566	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Service Shares
Six Months Ended 10/31/16 (Unaudited)		Years Ended April 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.001	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.001	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.001)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	—
Total distributions	(.001)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.09**	.02	.03	.02	.03	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45	49	48	52	45	78
Ratio of expenses before expense reductions (%)	1.10*	1.07	1.06	1.05	1.05	1.04
Ratio of expenses after expense reductions (%)	.57*	.14	.10	.13	.20	.22
Ratio of net investment income (%)	.03*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds"). These financial statements report on Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

As of October 31, 2016, the Government & Agency Securities Portfolio held repurchase agreements with a gross value of $1,657,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following Government & Agency Securities Portfolio's Investment Portfolio.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2016, Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $436,000, including $431,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $5,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2016 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds' that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Services Shares of Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Accordingly, for the six months ended October 31, 2016, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $1,436,992,of which $1,299,114 was waived, resulting in an annualized effective rate of 0.01% of the Fund's average daily net assets.

Accordingly, for the six months ended October 31, 2016, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $300,439, of which $112,594 was waived, resulting in an annualized effective rate of 0.04% of the Fund's average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2016, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2016
Government & Agency Securities Portfolio	$ 2,094,847	$ 298,432	$ 231,374
Tax-Exempt Portfolio	$ 437,322	$ —	$ 27,408

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2016, the amounts charged to the Funds by DSC were as follows:

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2016
Deutsche Government & Agency Money Fund	$ 28,646	$ —	$ 8,494
Deutsche Government Cash Institutional Shares	142,695	142,695	—
Government Cash Managed Shares	93,352	—	30,351
Service Shares	55,285	3,875	12,763
	$ 319,978	$ 146,570	$ 51,608

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2016
Deutsche Tax-Exempt Cash Premier Shares	$ 38,925	$ 38,925	$ —
Deutsche Tax-Exempt Money Fund	25,501	—	8,358
Deutsche Tax-Free Money Fund Class S	20,012	—	7,245
Service Shares	64,364	—	41,475
Tax-Exempt Cash Managed Shares	24,058	—	5,107
Tax-Free Investment Class	48,450	—	—
	$ 221,310	$ 38,925	$ 62,185

For the six months ended October 31, 2016, the Advisor reimbursed Deutsche Government Cash Institutional Shares $4 of sub-recordkeeping expenses.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2016, the Distribution Fee was as follows:

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Service Shares	$ 132,745	$ 123,449	$ 2,940.04%		.60%

Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Service Shares	$ 155,094	$ 130,707	$ 10,336.09%		.60%
Tax-Free Investment Class	157,452	74,477	2,907.13%		.25%
	$ 312,546	$ 205,184	$ 13,243

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2016, the Service Fee was as follows:

Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 182,270	$ 43,741.15%		.15%

Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 44,555	$ 6,062.15%		.15%
Tax-Free Investment Class	44,087	583.07%		.07%
	$ 88,642	$ 6,645

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended October 31, 2016, the amounts charged to the Funds by DIMA included in the Statement of Operations under "Reports to shareholders" were as follows:

Fund	Total Aggregated	Unpaid at October 31, 2016
Government & Agency Securities Portfolio	$ 15,490	$ 11,510
Tax-Exempt Portfolio	$ 26,497	$ 19,199

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Tax-Exempt Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2016, the Tax-Exempt Portfolio engaged in securities purchases of $522,299,000 and securities sales of $634,058,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at October 31, 2016.

D. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Government & Agency Securities Portfolio

	Six Months Ended October 31, 2016		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Government & Agency Money Fund	95,673,663	$ 95,673,663	97,379,820	$ 97,379,820
Deutsche Government Cash Institutional Shares	17,008,333,517	17,008,333,517	23,473,413,019	23,473,413,019
Government Cash Managed Shares	598,341,115	598,341,115	1,342,759,830	1,342,759,830
Service Shares	167,966,846	167,966,846	400,896,361	400,896,361
Account Maintenance Fees	—	(160)	—	16,870
		$ 17,870,314,981		$ 25,314,465,900
Shares issued to shareholders in reinvestment of distributions
Deutsche Government & Agency Money Fund	100,235	$ 100,235	37,704	$ 37,704
Deutsche Government Cash Institutional Shares	1,092,846	1,092,846	1,268,254	1,268,254
Government Cash Managed Shares	16,222	16,222	8,598	8,598
Service Shares	2,209	2,209	6,132	6,132
		$ 1,211,512		$ 1,320,688
Shares redeemed
Deutsche Government & Agency Money Fund	(29,756,490)	$ (29,756,490)	(97,523,241)	$ (97,523,241)
Deutsche Government Cash Institutional Shares	(16,930,193,303)	(16,930,193,303)	(23,377,183,760)	(23,377,183,760)
Government Cash Managed Shares	(630,681,162)	(630,681,162)	(1,310,055,804)	(1,310,055,804)
Service Shares	(175,562,279)	(175,562,279)	(419,642,123)	(419,642,123)
		$ (17,766,193,234)		$ (25,204,404,928)
Net increase (decrease)
Deutsche Government & Agency Money Fund	66,017,408	$ 66,017,408	(105,717)	$ (105,717)
Deutsche Government Cash Institutional Shares	79,233,060	79,233,060	97,497,513	97,497,513
Government Cash Managed Shares	(32,323,825)	(32,323,825)	32,712,624	32,712,624
Service Shares	(7,593,224)	(7,593,224)	(18,739,630)	(18,739,630)
Account Maintenance Fees	—	(160)	—	16,870
		$ 105,333,259		$ 111,381,660

Tax-Exempt Portfolio

	Six Months Ended October 31, 2016		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	679,384,124	$ 679,384,124	1,981,997,866	$ 1,981,997,866
Deutsche Tax-Exempt Money Fund	31,858,750	31,858,750	69,253,500	69,253,500
Deutsche Tax-Free Money Fund Class S	11,303,905	11,303,905	21,649,034	21,649,034
Service Shares	50,660,921	50,660,921	142,889,466	142,889,466
Tax-Exempt Cash Managed Shares	64,003,065	64,003,065	184,507,988	184,507,988
Tax-Free Investment Class	38,704,060	38,704,060	281,275,906	281,275,906
Account Maintenance Fees	—	(240)	—	19,240
		$ 875,914,585		$ 2,681,593,000
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	269,847	$ 269,847	110,529	$ 110,529
Deutsche Tax-Exempt Money Fund	344,482	344,482	62,717	62,717
Deutsche Tax-Free Money Fund Class S	128,804	128,804	22,818	22,818
Service Shares	41,769	41,769	10,263	10,263
Tax-Exempt Cash Managed Shares	453	453	83	83
Tax-Free Investment Class	15,578	15,578	64,744	64,744
		$ 800,933		$ 271,154
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(1,171,822,723)	$ (1,171,822,723)	(1,764,135,494)	$ (1,764,135,494)
Deutsche Tax-Exempt Money Fund	(62,346,424)	(62,346,424)	(74,421,648)	(74,421,648)
Deutsche Tax-Free Money Fund Class S	(20,364,353)	(20,364,353)	(30,672,226)	(30,672,226)
Service Shares	(54,761,969)	(54,761,969)	(141,637,902)	(141,637,902)
Tax-Exempt Cash Managed Shares	(79,388,393)	(79,388,393)	(176,378,285)	(176,378,285)
Tax-Free Investment Class	(268,612,398)	(268,612,398)	(304,527,724)	(304,527,724)
		$ (1,657,296,260)		$ (2,491,773,279)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	(492,168,752)	$ (492,168,752)	217,972,901	$ 217,972,901
Deutsche Tax-Exempt Money Fund	(30,143,192)	(30,143,192)	(5,105,431)	(5,105,431)
Deutsche Tax-Free Money Fund Class S	(8,931,644)	(8,931,644)	(9,000,374)	(9,000,374)
Service Shares	(4,059,279)	(4,059,279)	1,261,827	1,261,827
Tax-Exempt Cash Managed Shares	(15,384,875)	(15,384,875)	8,129,786	8,129,786
Tax-Free Investment Class	(229,892,760)	(229,892,760)	(23,187,074)	(23,187,074)
Account Maintenance Fees	—	(240)	—	19,240
		$ (780,580,742)		$ 190,090,875

E. Ownership of the Fund

From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2016, 22% of the outstanding shares of Government & Agency Securities Portfolio were held by other affiliated Deutsche funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds.

F. Money Market Fund Reform

As a result of money market reforms adopted by the SEC in July 2014, effective October 14, 2016 Tax-Exempt Portfolio of Cash Account Trust ("Tax-Exempt Portfolio") seeks to qualify as a retail money market fund under the reforms and implements policies and procedures designed to limit beneficial ownership of fund shares to natural persons. As a retail money market fund, only accounts owned by natural persons are permitted to retain shares in Tax-Exempt Portfolio. Tax-Exempt Portfolio continues to seek to maintain a $1.00 stable net asset value per share ("NAV"). (Although Tax-Exempt Portfolio seeks to maintain a $1.00 NAV, there is no guarantee that it will be able to do so, and if the NAV falls below $1.00 you will lose money.) In addition, effective October 14, 2016, Tax-Exempt Portfolio has policies and procedures reasonably designed to ensure that the Tax-Exempt Portfolio will be able to impose liquidity fees and/or redemption gates. For more information, please refer to the Fund's prospectus.

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2016 to October 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Portfolio Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2016 (Unaudited)
Actual Fund Return	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/16	$ 1,000.05	$ 1,000.90
Expenses Paid per $1,000*	$ 2.02	$ 2.87
Hypothetical 5% Fund Return
Beginning Account Value 5/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/16	$ 1,023.19	$ 1,022.33
Expenses Paid per $1,000*	$ 2.04	$ 2.91
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Service Shares	.40%	.57%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

Government & Agency Securities Portfolio

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Government & Agency Securities Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share classes: Government Cash Managed Shares (2nd quartile), Deutsche Government & Agency Money Fund shares (2nd quartile), Services Shares (2nd quartile) and Deutsche Government Cash Institutional Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share class: Service Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (4th quartile), Tax Free Investment Class shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Deutsche Tax-Exempt Money Fund shares (3rd quartile) and Deutsche Tax-Free Money Fund Class S shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

Notes

Notes

Notes

Notes

October 31, 2016

Semiannual Report
to Shareholders

Government & Agency Securities Portfolio

(Effective on February 15, 2017, Government & Agency Securities Portfolio will change its name to Deutsche Government & Agency Securities Portfolio)

Deutsche Government Cash Institutional Shares

Fund #250

Government Cash
Managed Shares

Fund #254

Contents

4 Portfolio Summary

8 Investment Portfolio

15 Statement of Assets and Liabilities

17 Statement of Operations

18 Statements of Changes in Net Assets

19 Financial Highlights

21 Notes to Financial Statements

29 Information About Your Fund's Expenses

31 Other Information

32 Advisory Agreement Board Considerations and Fee Evaluation

36 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2016 (Unaudited)

Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 56.9%
U.S. Government Sponsored Agencies 48.8%
Federal Farm Credit Bank:
0.4%, 11/3/2016	5,000,000	4,999,902
0.54%**, 6/20/2017	25,000,000	25,000,000
0.566%**, 8/27/2018	20,000,000	19,997,166
0.599%**, 3/22/2017	22,000,000	21,999,549
0.605%**, 3/8/2017	10,000,000	9,999,816
0.611%**, 1/27/2017	35,000,000	35,000,000
0.615%**, 2/28/2017	15,000,000	14,999,873
0.635%**, 9/21/2017	15,000,000	15,000,000
0.646%**, 6/20/2018	10,000,000	10,000,000
0.674%**, 2/23/2018	38,000,000	37,989,910
0.7%**, 3/8/2018	50,000,000	49,996,521
Federal Home Loan Bank:
0.3%*, 1/5/2017	48,000,000	47,974,433
0.356%*, 1/18/2017	30,000,000	29,977,250
0.358%**, 4/19/2017	40,000,000	40,000,000
0.361%*, 1/18/2017	40,000,000	39,969,233
0.407%*, 11/25/2016	75,000,000	74,980,000
0.458%*, 1/13/2017	25,000,000	24,977,187
0.458%*, 2/2/2017	20,000,000	19,976,750
0.468%*, 2/1/2017	3,000,000	2,996,473
0.483%*, 2/8/2017	10,000,000	9,986,937
0.488%*, 1/27/2017	38,000,000	37,955,920
0.493%*, 1/25/2017	9,000,000	8,989,694
0.526%**, 8/18/2017	40,000,000	39,953,635
0.554%*, 12/23/2016	30,000,000	29,976,384
0.567%**, 8/3/2017	100,000,000	100,000,000
0.569%*, 3/15/2017	10,000,000	9,979,156
0.6%**, 5/8/2017	25,000,000	25,000,000
0.606%**, 11/18/2016	35,000,000	35,000,000
0.61%*, 12/12/2016	40,000,000	39,972,667
0.614%**, 2/22/2017	20,000,000	20,014,762
0.634%**, 3/19/2018	45,000,000	45,000,000
0.669%**, 2/3/2017	5,000,000	4,998,944
0.728%**, 2/8/2017	25,000,000	25,007,628
0.783%**, 4/5/2017	15,000,000	15,000,000
0.812%**, 10/25/2017	12,000,000	12,000,000
0.83%**, 9/11/2017	20,000,000	20,039,286
Federal Home Loan Mortgage Corp.:
0.346%*, 12/7/2016	5,155,000	5,153,247
0.346%*, 1/18/2017	25,000,000	24,981,583
0.376%*, 2/13/2017	50,000,000	49,946,556
0.376%*, 2/14/2017	7,500,000	7,491,906
0.396%*, 1/19/2017	40,000,000	39,965,767
0.396%**, 4/11/2017	55,000,000	55,000,000
0.407%*, 12/22/2016	38,000,000	37,978,467
0.442%*, 2/3/2017	15,000,000	14,982,962
0.478%*, 3/1/2017	60,000,000	59,906,000
0.478%*, 4/6/2017	15,000,000	14,969,450
0.483%*, 3/3/2017	40,000,000	39,935,611
0.488%*, 5/1/2017	15,500,000	15,462,593
0.508%*, 5/16/2017	50,000,000	49,863,889
0.519%*, 4/21/2017	18,000,000	17,956,395
0.52%**, 12/12/2016	33,000,000	32,997,012
0.611%**, 2/22/2018	50,000,000	50,000,000
0.632%**, 7/24/2018	15,000,000	15,000,000
0.655%**, 7/21/2017	25,000,000	24,998,154
0.781%**, 12/21/2017	92,000,000	92,000,000
0.861%**, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association:
0.325%*, 1/4/2017	50,000,000	49,971,556
0.336%*, 1/4/2017	25,000,000	24,985,333
0.417%*, 1/3/2017	40,000,000	39,971,300
0.417%*, 2/1/2017	14,000,000	13,985,331
0.442%*, 2/1/2017	30,000,000	29,966,650
0.447%*, 4/3/2017	20,000,000	19,962,600
0.546%**, 7/20/2017	15,000,000	14,999,457
0.807%**, 12/20/2017	45,000,000	45,000,000
		1,917,140,895
U.S. Treasury Obligations 8.1%
U.S. Treasury Bills:
0.03%*, 11/3/2016	25,000,000	24,999,958
0.267%*, 11/10/2016	25,000,000	24,998,359
0.376%*, 2/9/2017	18,000,000	17,981,500
0.4%*, 2/2/2017	65,000,000	64,934,009
0.428%*, 1/19/2017	25,000,000	24,976,903
0.437%*, 1/19/2017	25,000,000	24,976,410
0.498%*, 3/23/2017	30,000,000	29,942,017
U.S. Treasury Floating Rate Notes:
0.414%**, 4/30/2017	35,000,000	34,982,377
0.53%**, 4/30/2018	25,000,000	25,002,627
0.612%**, 1/31/2018	15,000,000	15,005,727
U.S. Treasury Note, 0.625%, 12/15/2016	32,000,000	32,010,476
		319,810,363
Total Government & Agency Obligations (Cost $2,236,951,258)		2,236,951,258

Repurchase Agreements 42.1%
BNP Paribas, 0.33%, dated 10/31/2016, to be repurchased at $100,000,917 on 11/1/2016 (a)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.26%, dated 10/31/2016, to be repurchased at $150,001,083 on 11/1/2016 (b)	150,000,000	150,000,000
Citigroup Global Markets, Inc., 0.32%, dated 10/31/2016, to be repurchased at $189,001,680 on 11/1/2016 (c)	189,000,000	189,000,000
HSBC Securities, Inc., 0.27%, dated 10/31/2016, to be repurchased at $100,000,750 on 11/1/2016 (d)	100,000,000	100,000,000
HSBC Securities, Inc., 0.28%, dated 10/31/2016, to be repurchased at $725,005,639 on 11/1/2016 (e)	725,000,000	725,000,000
Merrill Lynch & Co., Inc., 0.31%, dated 10/31/2016, to be repurchased at $121,601,047 on 11/1/2016 (f)	121,600,000	121,600,000
Nomura Securities International, 0.34%, dated 10/31/2016, to be repurchased at $157,001,483 on 11/1/2016 (g)	157,000,000	157,000,000
Wells Fargo Bank, 0.34%, dated 10/31/2016, to be repurchased at $114,401,080 on 11/1/2016 (h)	114,400,000	114,400,000
Total Repurchase Agreements (Cost $1,657,000,000)		1,657,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,893,951,258)†	99.0	3,893,951,258
Other Assets and Liabilities, Net	1.0	39,769,163
Net Assets	100.0	3,933,720,421

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2016.

† The cost for federal income tax purposes was $3,893,951,258.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,737,500	U.S. Treasury Notes	1.25–3.5	2/15/2018– 2/28/2022	56,729,110
45,358,000	Federal Agricultural Mortgage Corp.	Zero Coupon	4/3/2017	45,270,913
Total Collateral Value				102,000,023

(b) Collateralized by $151,726,600 U.S. Treasury Notes, with the various coupon rates from 0.875%–2.875%, with various maturity dates on 3/31/2018–5/31/2021 with a value of $153,000,001.

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
35,737,000	U.S. Treasury Bond	2.25	8/15/2046	33,199,955
146,775,500	U.S. Treasury Note	2.75	11/15/2023	159,580,059
Total Collateral Value				192,780,014

(d) Collateralized by $94,845,198 Government National Mortgage Association, 4.0%, maturing on 5/20/2046 with a value of $102,004,174.

(e) Collateralized by $1,378,557,825 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates on 5/15/2029–8/15/2046 with a value of $739,500,816.

(f) Collateralized by $119,734,900 U.S. Treasury Inflation-Indexed Note, 0.125%, maturing on 4/15/2021 with a value of $124,032,013.

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
84,521	Federal Home Loan Mortgage Corp.	9.5	5/15/2025	87,527
58,667,909	Federal National Mortgage Association	3.0–6.625	5/1/2024– 10/1/2046	62,881,268
30,256,206	Government National Mortgage Association	3.0–9.0	2/15/2021– 8/20/2046	32,795,575
300	U.S. Treasury Bill	Zero Coupon	2/2/2017	300
63,417,200	U.S. Treasury Notes	1.125–1.5	12/31/2018– 8/31/2021	64,375,330
Total Collateral Value				160,140,000

(h) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,132,691	Federal Home Loan Mortgage Corp.	2.0	11/1/2031	15,214,296
100,979,574	Federal National Mortgage Association	2.0–2.5	10/1/2031– 11/1/2046	101,473,704
Total Collateral Value				116,688,000

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (i)	$ —	$ 2,236,951,258	$ —	$ 2,236,951,258
Repurchase Agreements	—	1,657,000,000	—	1,657,000,000
Total	$ —	$ 3,893,951,258	$ —	$ 3,893,951,258

There have been no transfers between fair value measurement levels during the period ended October 31, 2016.

(i) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2016 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$ 2,236,951,258
Repurchase agreements, valued at amortized cost	1,657,000,000
Investments in securities, at value (cost $3,893,951,258)	3,893,951,258
Cash	40,778,580
Receivable for Fund shares sold	103,026
Interest receivable	610,395
Due from Advisor	61,512
Other assets	48,862
Total assets	3,935,553,633
Liabilities
Payable for Fund shares redeemed	258,115
Distributions payable	905,733
Accrued management fee	137,878
Accrued Trustees' fees	27,731
Other accrued expenses and payables	503,755
Total liabilities	1,833,212
Net assets, at value	$ 3,933,720,421
Net Assets Consist of
Undistributed net investment income	204,532
Accumulated net realized gain (loss)	(333,747)
Paid-in capital	3,933,849,636
Net assets, at value	$ 3,933,720,421

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2016 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($150,371,121 ÷ 150,372,753 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($3,509,431,044 ÷ 3,509,469,091 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($235,887,140  ÷ 235,889,698 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($38,031,116 ÷ 38,031,528 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2016 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$ 8,584,274
Other income	41,294
Total income	8,625,568
Expenses: Management fee	1,436,992
Administration fee	2,094,847
Services to shareholders	352,648
Distribution and service fees	315,015
Custodian fee	30,057
Professional fees	89,223
Reports to shareholders	49,100
Registration fees	44,660
Trustees' fees and expenses	64,142
Other	90,099
Total expenses before expense reductions	4,566,783
Expense reductions	(1,867,569)
Total expenses after expense reductions	2,699,214
Net investment income	5,926,354
Net realized gain (loss) from investments	102,534
Net increase (decrease) in net assets resulting from operations	$ 6,028,888

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations: Net investment income	$ 5,926,354	$ 3,847,095
Net realized gain (loss)	102,534	(5,349)
Net increase in net assets resulting from operations	6,028,888	3,841,746
Distributions to shareholders from: Net investment income: Deutsche Government & Agency Money Fund	(104,467)	(40,911)
Deutsche Government Cash Institutional Shares	(5,751,412)	(3,764,355)
Government Cash Managed Shares	(68,356)	(32,243)
Service Shares	(2,224)	(6,441)
Total distributions	(5,926,459)	(3,843,950)
Fund share transactions: Proceeds from shares sold	17,870,314,981	25,314,465,900
Reinvestment of distributions	1,211,512	1,320,688
Cost of shares redeemed	(17,766,193,234)	(25,204,404,928)
Net increase (decrease) in net assets from Fund share transactions	105,333,259	111,381,660
Increase (decrease) in net assets	105,435,688	111,379,456
Net assets at beginning of period	3,828,284,733	3,716,905,277
Net assets at end of period (including undistributed net investment income of $204,532 and $204,637, respectively)	$ 3,933,720,421	$ 3,828,284,733

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio Deutsche Government Cash Institutional Shares
Six Months Ended 10/31/16 (Unaudited)		Years Ended April 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.002	.001	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	(.000)***	.000***	(.000)***	.000***	.000***
Total from investment operations	.002	.001	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.002)	(.001)	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.15**	.12	.03	.03	.03	.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,509	3,430	3,333	3,005	2,256	2,713
Ratio of expenses before expense reductions (%)	.19*	.20	.20	.20	.20	.19
Ratio of expenses after expense reductions (%)	.11*	.11	.06	.06	.15	.08
Ratio of net investment income (%)	.30*	.12	.03	.03	.03	.04
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Government & Agency Securities Portfolio Government Cash Managed Shares
Six Months Ended 10/31/16 (Unaudited)		Years Ended April 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	(.000)***	.000***	(.000)***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.03**	.01	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	236	268	235	214	222	215
Ratio of expenses before expense reductions (%)	.41*	.42	.42	.43	.42	.41
Ratio of expenses after expense reductions (%)	.35*	.22	.08	.08	.17	.11
Ratio of net investment income (%)	.06*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than Deutsche Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of October 31, 2016, the Fund held repurchase agreements with a gross value of $1,657,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2016, Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $436,000 including $431,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $5,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2016 through June 30, 2016, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.23% and 0.46%, respectively.

Effective July 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% and 0.46%, respectively.

For the period from May 1, 2016 through May 19, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Government Cash Institutional Shares at 0.10%.

For the period from May 20, 2016 through October 31, 2016, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Government Cash Institutional Shares at 0.11%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Government Cash Managed Shares.

Accordingly, for the six months ended October 31, 2016, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $1,436,992, of which $1,299,114 was waived, resulting in an annualized effective rate of 0.01% of the Fund's average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2016, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2016
Government & Agency Securities Portfolio	$ 2,094,847	$ 298,432	$ 231,374

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2016, the amounts charged to the Fund by DSC were as follows:

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2016
Deutsche Government & Agency Money Fund	$ 28,646	$ —	$ 8,494
Deutsche Government Cash Institutional Shares	142,695	142,695	—
Government Cash Managed Shares	93,352	—	30,351
Service Shares	55,285	3,875	12,763
	$ 319,978	$ 146,570	$ 51,608

For the six months ended October 31, 2016, the Advisor reimbursed Deutsche Government Cash Institutional Shares $4 of sub-recordkeeping expense.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2016, the Distribution Fee was as follows:

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Service Shares	$ 132,745	$ 123,449	$ 2,940.04%		.60%

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2016, the Service Fee was as follows:

Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 182,270	$ 43,741.15%		.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2016
Government & Agency Securities Portfolio	$ 15,490	$ 11,510

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2016.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio

	Six Months Ended October 31, 2016		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Government & Agency Money Fund	95,673,663	$ 95,673,663	97,379,820	$ 97,379,820
Deutsche Government Cash Institutional Shares	17,008,333,517	17,008,333,517	23,473,413,019	23,473,413,019
Government Cash Managed Shares	598,341,115	598,341,115	1,342,759,830	1,342,759,830
Service Shares	167,966,846	167,966,846	400,896,361	400,896,361
Account Maintenance Fees	—	(160)	—	16,870
		$ 17,870,314,981		$ 25,314,465,900
Shares issued to shareholders in reinvestment of distributions
Deutsche Government & Agency Money Fund	100,235	$ 100,235	37,704	$ 37,704
Deutsche Government Cash Institutional Shares	1,092,846	1,092,846	1,268,254	1,268,254
Government Cash Managed Shares	16,222	16,222	8,598	8,598
Service Shares	2,209	2,209	6,132	6,132
		$ 1,211,512		$ 1,320,688
Shares redeemed
Deutsche Government & Agency Money Fund	(29,756,490)	$ (29,756,490)	(97,523,241)	$ (97,523,241)
Deutsche Government Cash Institutional Shares	(16,930,193,303)	(16,930,193,303)	(23,377,183,760)	(23,377,183,760)
Government Cash Managed Shares	(630,681,162)	(630,681,162)	(1,310,055,804)	(1,310,055,804)
Service Shares	(175,562,279)	(175,562,279)	(419,642,123)	(419,642,123)
		$ (17,766,193,234)		$ (25,204,404,928)
Net increase (decrease)
Deutsche Government & Agency Money Fund	66,017,408	$ 66,017,408	(105,717)	$ (105,717)
Deutsche Government Cash Institutional Shares	79,233,060	79,233,060	97,497,513	97,497,513
Government Cash Managed Shares	(32,323,825)	(32,323,825)	32,712,624	32,712,624
Service Shares	(7,593,224)	(7,593,224)	(18,739,630)	(18,739,630)
Account Maintenance Fees	—	(160)	—	16,870
		$ 105,333,259		$ 111,381,660

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2016, 22% of the outstanding shares of the Fund were held by other affiliated Deutsche funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2016 to October 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2016 (Unaudited)
Actual Fund Return	Deutsche Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 5/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/16	$ 1,001.53	$ 1,000.29
Expenses Paid per $1,000*	$ .55	$ 1.76
Hypothetical 5% Fund Return
Beginning Account Value 5/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/16	$ 1,024.65	$ 1,023.44
Expenses Paid per $1,000*	$ .56	$ 1.79
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios
Deutsche Government Cash Institutional Shares		.11%
Government Cash Managed Shares		.35%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Government & Agency Securities Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share classes: Government Cash Managed Shares (2nd quartile), Deutsche Government & Agency Money Fund shares (2nd quartile), Services Shares (2nd quartile) and Deutsche Government Cash Institutional Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

October 31, 2016

Semiannual Report
to Shareholders

Government & Agency Securities Portfolio

(Effective on February 15, 2017, Government & Agency Securities Portfolio will change its name to Deutsche Government & Agency Securities Portfolio)

Deutsche Government & Agency Money Fund

Contents

3 Portfolio Summary

7 Investment Portfolio

13 Statement of Assets and Liabilities

15 Statement of Operations

16 Statements of Changes in Net Assets

17 Financial Highlights

18 Notes to Financial Statements

26 Information About Your Fund's Expenses

28 Other Information

29 Advisory Agreement Board Considerations and Fee Evaluation

33 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2016 (Unaudited)

Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 56.9%
U.S. Government Sponsored Agencies 48.8%
Federal Farm Credit Bank:
0.4%, 11/3/2016	5,000,000	4,999,902
0.54%**, 6/20/2017	25,000,000	25,000,000
0.566%**, 8/27/2018	20,000,000	19,997,166
0.599%**, 3/22/2017	22,000,000	21,999,549
0.605%**, 3/8/2017	10,000,000	9,999,816
0.611%**, 1/27/2017	35,000,000	35,000,000
0.615%**, 2/28/2017	15,000,000	14,999,873
0.635%**, 9/21/2017	15,000,000	15,000,000
0.646%**, 6/20/2018	10,000,000	10,000,000
0.674%**, 2/23/2018	38,000,000	37,989,910
0.7%**, 3/8/2018	50,000,000	49,996,521
Federal Home Loan Bank:
0.3%*, 1/5/2017	48,000,000	47,974,433
0.356%*, 1/18/2017	30,000,000	29,977,250
0.358%**, 4/19/2017	40,000,000	40,000,000
0.361%*, 1/18/2017	40,000,000	39,969,233
0.407%*, 11/25/2016	75,000,000	74,980,000
0.458%*, 1/13/2017	25,000,000	24,977,187
0.458%*, 2/2/2017	20,000,000	19,976,750
0.468%*, 2/1/2017	3,000,000	2,996,473
0.483%*, 2/8/2017	10,000,000	9,986,937
0.488%*, 1/27/2017	38,000,000	37,955,920
0.493%*, 1/25/2017	9,000,000	8,989,694
0.526%**, 8/18/2017	40,000,000	39,953,635
0.554%*, 12/23/2016	30,000,000	29,976,384
0.567%**, 8/3/2017	100,000,000	100,000,000
0.569%*, 3/15/2017	10,000,000	9,979,156
0.6%**, 5/8/2017	25,000,000	25,000,000
0.606%**, 11/18/2016	35,000,000	35,000,000
0.61%*, 12/12/2016	40,000,000	39,972,667
0.614%**, 2/22/2017	20,000,000	20,014,762
0.634%**, 3/19/2018	45,000,000	45,000,000
0.669%**, 2/3/2017	5,000,000	4,998,944
0.728%**, 2/8/2017	25,000,000	25,007,628
0.783%**, 4/5/2017	15,000,000	15,000,000
0.812%**, 10/25/2017	12,000,000	12,000,000
0.83%**, 9/11/2017	20,000,000	20,039,286
Federal Home Loan Mortgage Corp.:
0.346%*, 12/7/2016	5,155,000	5,153,247
0.346%*, 1/18/2017	25,000,000	24,981,583
0.376%*, 2/13/2017	50,000,000	49,946,556
0.376%*, 2/14/2017	7,500,000	7,491,906
0.396%*, 1/19/2017	40,000,000	39,965,767
0.396%**, 4/11/2017	55,000,000	55,000,000
0.407%*, 12/22/2016	38,000,000	37,978,467
0.442%*, 2/3/2017	15,000,000	14,982,962
0.478%*, 3/1/2017	60,000,000	59,906,000
0.478%*, 4/6/2017	15,000,000	14,969,450
0.483%*, 3/3/2017	40,000,000	39,935,611
0.488%*, 5/1/2017	15,500,000	15,462,593
0.508%*, 5/16/2017	50,000,000	49,863,889
0.519%*, 4/21/2017	18,000,000	17,956,395
0.52%**, 12/12/2016	33,000,000	32,997,012
0.611%**, 2/22/2018	50,000,000	50,000,000
0.632%**, 7/24/2018	15,000,000	15,000,000
0.655%**, 7/21/2017	25,000,000	24,998,154
0.781%**, 12/21/2017	92,000,000	92,000,000
0.861%**, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association:
0.325%*, 1/4/2017	50,000,000	49,971,556
0.336%*, 1/4/2017	25,000,000	24,985,333
0.417%*, 1/3/2017	40,000,000	39,971,300
0.417%*, 2/1/2017	14,000,000	13,985,331
0.442%*, 2/1/2017	30,000,000	29,966,650
0.447%*, 4/3/2017	20,000,000	19,962,600
0.546%**, 7/20/2017	15,000,000	14,999,457
0.807%**, 12/20/2017	45,000,000	45,000,000
		1,917,140,895
U.S. Treasury Obligations 8.1%
U.S. Treasury Bills:
0.03%*, 11/3/2016	25,000,000	24,999,958
0.267%*, 11/10/2016	25,000,000	24,998,359
0.376%*, 2/9/2017	18,000,000	17,981,500
0.4%*, 2/2/2017	65,000,000	64,934,009
0.428%*, 1/19/2017	25,000,000	24,976,903
0.437%*, 1/19/2017	25,000,000	24,976,410
0.498%*, 3/23/2017	30,000,000	29,942,017
U.S. Treasury Floating Rate Notes:
0.414%**, 4/30/2017	35,000,000	34,982,377
0.53%**, 4/30/2018	25,000,000	25,002,627
0.612%**, 1/31/2018	15,000,000	15,005,727
U.S. Treasury Note, 0.625%, 12/15/2016	32,000,000	32,010,476
		319,810,363
Total Government & Agency Obligations (Cost $2,236,951,258)		2,236,951,258

Repurchase Agreements 42.1%
BNP Paribas, 0.33%, dated 10/31/2016, to be repurchased at $100,000,917 on 11/1/2016 (a)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.26%, dated 10/31/2016, to be repurchased at $150,001,083 on 11/1/2016 (b)	150,000,000	150,000,000
Citigroup Global Markets, Inc., 0.32%, dated 10/31/2016, to be repurchased at $189,001,680 on 11/1/2016 (c)	189,000,000	189,000,000
HSBC Securities, Inc., 0.27%, dated 10/31/2016, to be repurchased at $100,000,750 on 11/1/2016 (d)	100,000,000	100,000,000
HSBC Securities, Inc., 0.28%, dated 10/31/2016, to be repurchased at $725,005,639 on 11/1/2016 (e)	725,000,000	725,000,000
Merrill Lynch & Co., Inc., 0.31%, dated 10/31/2016, to be repurchased at $121,601,047 on 11/1/2016 (f)	121,600,000	121,600,000
Nomura Securities International, 0.34%, dated 10/31/2016, to be repurchased at $157,001,483 on 11/1/2016 (g)	157,000,000	157,000,000
Wells Fargo Bank, 0.34%, dated 10/31/2016, to be repurchased at $114,401,080 on 11/1/2016 (h)	114,400,000	114,400,000
Total Repurchase Agreements (Cost $1,657,000,000)		1,657,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,893,951,258)†	99.0	3,893,951,258
Other Assets and Liabilities, Net	1.0	39,769,163
Net Assets	100.0	3,933,720,421

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2016.

† The cost for federal income tax purposes was $3,893,951,258.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,737,500	U.S. Treasury Notes	1.25–3.5	2/15/2018– 2/28/2022	56,729,110
45,358,000	Federal Agricultural Mortgage Corp.	Zero Coupon	4/3/2017	45,270,913
Total Collateral Value				102,000,023

(b) Collateralized by $151,726,600 U.S. Treasury Notes, with the various coupon rates from 0.875%–2.875%, with various maturity dates on 3/31/2018–5/31/2021 with a value of $153,000,001.

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
35,737,000	U.S. Treasury Bond	2.25	8/15/2046	33,199,955
146,775,500	U.S. Treasury Note	2.75	11/15/2023	159,580,059
Total Collateral Value				192,780,014

(d) Collateralized by $94,845,198 Government National Mortgage Association, 4.0%, maturing on 5/20/2046 with a value of $102,004,174.

(e) Collateralized by $1,378,557,825 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates on 5/15/2029–8/15/2046 with a value of $739,500,816.

(f) Collateralized by $119,734,900 U.S. Treasury Inflation-Indexed Note, 0.125%, maturing on 4/15/2021 with a value of $124,032,013.

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
84,521	Federal Home Loan Mortgage Corp.	9.5	5/15/2025	87,527
58,667,909	Federal National Mortgage Association	3.0–6.625	5/1/2024– 10/1/2046	62,881,268
30,256,206	Government National Mortgage Association	3.0–9.0	2/15/2021– 8/20/2046	32,795,575
300	U.S. Treasury Bill	Zero Coupon	2/2/2017	300
63,417,200	U.S. Treasury Notes	1.125–1.5	12/31/2018– 8/31/2021	64,375,330
Total Collateral Value				160,140,000

(h) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,132,691	Federal Home Loan Mortgage Corp.	2.0	11/1/2031	15,214,296
100,979,574	Federal National Mortgage Association	2.0–2.5	10/1/2031– 11/1/2046	101,473,704
Total Collateral Value				116,688,000

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (i)	$ —	$ 2,236,951,258	$ —	$ 2,236,951,258
Repurchase Agreements	—	1,657,000,000	—	1,657,000,000
Total	$ —	$ 3,893,951,258	$ —	$ 3,893,951,258

There have been no transfers between fair value measurement levels during the period ended October 31, 2016.

(i) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2016 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$ 2,236,951,258
Repurchase agreements, valued at amortized cost	1,657,000,000
Investments in securities, at value (cost $3,893,951,258)	3,893,951,258
Cash	40,778,580
Receivable for Fund shares sold	103,026
Interest receivable	610,395
Due from Advisor	61,512
Other assets	48,862
Total assets	3,935,553,633
Liabilities
Payable for Fund shares redeemed	258,115
Distributions payable	905,733
Accrued management fee	137,878
Accrued Trustees' fees	27,731
Other accrued expenses and payables	503,755
Total liabilities	1,833,212
Net assets, at value	$ 3,933,720,421
Net Assets Consist of
Undistributed net investment income	204,532
Accumulated net realized gain (loss)	(333,747)
Paid-in capital	3,933,849,636
Net assets, at value	$ 3,933,720,421

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2016 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($150,371,121 ÷ 150,372,753 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($3,509,431,044 ÷ 3,509,469,091 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($235,887,140  ÷ 235,889,698 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($38,031,116 ÷ 38,031,528 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2016 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$ 8,584,274
Other income	41,294
Total income	8,625,568
Expenses: Management fee	1,436,992
Administration fee	2,094,847
Services to shareholders	352,648
Distribution and service fees	315,015
Custodian fee	30,057
Professional fees	89,223
Reports to shareholders	49,100
Registration fees	44,660
Trustees' fees and expenses	64,142
Other	90,099
Total expenses before expense reductions	4,566,783
Expense reductions	(1,867,569)
Total expenses after expense reductions	2,699,214
Net investment income	5,926,354
Net realized gain (loss) from investments	102,534
Net increase (decrease) in net assets resulting from operations	$ 6,028,888

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations: Net investment income	$ 5,926,354	$ 3,847,095
Net realized gain (loss)	102,534	(5,349)
Net increase in net assets resulting from operations	6,028,888	3,841,746
Distributions to shareholders from: Net investment income: Deutsche Government & Agency Money Fund	(104,467)	(40,911)
Deutsche Government Cash Institutional Shares	(5,751,412)	(3,764,355)
Government Cash Managed Shares	(68,356)	(32,243)
Service Shares	(2,224)	(6,441)
Total distributions	(5,926,459)	(3,843,950)
Fund share transactions: Proceeds from shares sold	17,870,314,981	25,314,465,900
Reinvestment of distributions	1,211,512	1,320,688
Cost of shares redeemed	(17,766,193,234)	(25,204,404,928)
Net increase (decrease) in net assets from Fund share transactions	105,333,259	111,381,660
Increase (decrease) in net assets	105,435,688	111,379,456
Net assets at beginning of period	3,828,284,733	3,716,905,277
Net assets at end of period (including undistributed net investment income of $204,532 and $204,637, respectively)	$ 3,933,720,421	$ 3,828,284,733

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio Deutsche Government & Agency Money Fund
Six Months Ended 10/31/16 (Unaudited)		Years Ended April 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.001	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	(.000)***	.000***	(.000)***	.000***	.000***
Total from investment operations	.001	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.001)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.10**	.05	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	150	84	84	94	117	139
Ratio of expenses before expense reductions (%)	.26*	.28	.27	.27	.28	.26
Ratio of expenses after expense reductions (%)	.21*	.18	.08	.08	.17	.11
Ratio of net investment income (%)	.20*	.05	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than Deutsche Government & Agency Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of October 31, 2016, the Fund held repurchase agreements with a gross value of $1,657,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2016, Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $436,000 including $431,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $5,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

Accordingly, for the six months ended October 31, 2016, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $1,436,992, of which $1,299,114 was waived, resulting in an annualized effective rate of 0.01% of the Fund's average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2016, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at October 31, 2016
Government & Agency Securities Portfolio	$ 2,094,847	$ 298,432	$ 231,374

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2016, the amounts charged to the Fund by DSC were as follows:

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2016
Deutsche Government & Agency Money Fund	$ 28,646	$ —	$ 8,494
Deutsche Government Cash Institutional Shares	142,695	142,695	—
Government Cash Managed Shares	93,352	—	30,351
Service Shares	55,285	3,875	12,763
	$ 319,978	$ 146,570	$ 51,608

For the six months ended October 31, 2016, the Advisor reimbursed Deutsche Government Cash Institutional Shares $4 of sub-recordkeeping expense.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2016, the Distribution Fee was as follows:

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Service Shares	$ 132,745	$ 123,449	$ 2,940.04%		.60%

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2016, the Service Fee was as follows:

Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 182,270	$ 43,741.15%		.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2016
Government & Agency Securities Portfolio	$ 15,490	$ 11,510

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2016.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio

	Six Months Ended October 31, 2016		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Government & Agency Money Fund	95,673,663	$ 95,673,663	97,379,820	$ 97,379,820
Deutsche Government Cash Institutional Shares	17,008,333,517	17,008,333,517	23,473,413,019	23,473,413,019
Government Cash Managed Shares	598,341,115	598,341,115	1,342,759,830	1,342,759,830
Service Shares	167,966,846	167,966,846	400,896,361	400,896,361
Account Maintenance Fees	—	(160)	—	16,870
		$ 17,870,314,981		$ 25,314,465,900
Shares issued to shareholders in reinvestment of distributions
Deutsche Government & Agency Money Fund	100,235	$ 100,235	37,704	$ 37,704
Deutsche Government Cash Institutional Shares	1,092,846	1,092,846	1,268,254	1,268,254
Government Cash Managed Shares	16,222	16,222	8,598	8,598
Service Shares	2,209	2,209	6,132	6,132
		$ 1,211,512		$ 1,320,688
Shares redeemed
Deutsche Government & Agency Money Fund	(29,756,490)	$ (29,756,490)	(97,523,241)	$ (97,523,241)
Deutsche Government Cash Institutional Shares	(16,930,193,303)	(16,930,193,303)	(23,377,183,760)	(23,377,183,760)
Government Cash Managed Shares	(630,681,162)	(630,681,162)	(1,310,055,804)	(1,310,055,804)
Service Shares	(175,562,279)	(175,562,279)	(419,642,123)	(419,642,123)
		$ (17,766,193,234)		$ (25,204,404,928)
Net increase (decrease)
Deutsche Government & Agency Money Fund	66,017,408	$ 66,017,408	(105,717)	$ (105,717)
Deutsche Government Cash Institutional Shares	79,233,060	79,233,060	97,497,513	97,497,513
Government Cash Managed Shares	(32,323,825)	(32,323,825)	32,712,624	32,712,624
Service Shares	(7,593,224)	(7,593,224)	(18,739,630)	(18,739,630)
Account Maintenance Fees	—	(160)	—	16,870
		$ 105,333,259		$ 111,381,660

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2016, 22% of the outstanding shares of the Fund were held by other affiliated Deutsche funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2016 to October 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2016 (Unaudited)
Actual Fund Return	Deutsche Government & Agency Money Fund
Beginning Account Value 5/1/16	$ 1,000.00
Ending Account Value 10/31/16	$ 1,000.98
Expenses Paid per $1,000*	$ 1.06
Hypothetical 5% Fund Return
Beginning Account Value 5/1/16	$ 1,000.00
Ending Account Value 10/31/16	$ 1,023.19
Expenses Paid per $1,000*	$ 1.07
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Deutsche Government & Agency Money Fund	.21%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Government & Agency Securities Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share classes: Government Cash Managed Shares (2nd quartile), Deutsche Government & Agency Money Fund shares (2nd quartile), Services Shares (2nd quartile) and Deutsche Government Cash Institutional Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

Notes

October 31, 2016

Semiannual Report
to Shareholders

Tax-Exempt Portfolio

(Effective on February 15, 2017, Tax-Exempt Portfolio will change its name to Deutsche Tax-Exempt Portfolio)

Deutsche Tax-Exempt Cash Premier Shares

(formerly Deutsche Tax-Exempt Cash Institutional Shares)

Fund #148

Tax-Exempt Cash Managed Shares

Fund #248

Contents

4 Portfolio Summary

8 Investment Portfolio

15 Statement of Assets and Liabilities

17 Statement of Operations

18 Statements of Changes in Net Assets

19 Financial Highlights

35 Notes to Financial Statements

43 Information About Your Fund's Expenses

45 Other Information

46 Advisory Agreement Board Considerations and Fee Evaluation

50 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2016 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 91.9%
Arizona 2.6%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.73%*, 10/1/2025, LOC: Bank of America NA	8,440,000	8,440,000
Arkansas 2.0%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.82%*, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 11.3%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.78%*, 11/1/2029, LOC: Wells Fargo Bank NA	547,000	547,000
California, Eastern Municipal Water District, Water & Sewer Revenue, Series 2013A, 0.8%**, Mandatory Put 3/13/2017 @ 100, 7/1/2035	12,500,000	12,500,000
California, Metropolitan Water District of Southern California, Series D, 0.61%*, 7/1/2035	2,000,000	2,000,000
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series B, 0.63%*, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	1,320,000	1,320,000
California, State Housing Finance Agency Revenue, Series A, 0.59%*, 8/1/2040, LOC: JPMorgan Chase Bank NA	1,700,000	1,700,000
California, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XG0003, 144A, 0.72%*, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.9%**, Mandatory Put 1/16/2017 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Pasadena, CA, Certificates Participation, Series A, 0.62%*, 2/1/2035, LOC: Bank of America NA	1,000,000	1,000,000
San Jose, CA, Multi-Family Housing Revenue, Almaden Lake Village Apartments, Series A, AMT, 0.69%*, 3/1/2032, LIQ: Fannie Mae, LOC: Fannie Mae	12,000,000	12,000,000
		36,067,000
District of Columbia 0.8%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.64%*, 10/1/2039, LOC: Sumitomo Mitsui Banking	2,535,000	2,535,000
Florida 4.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.66%*, 7/15/2024, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Florida, State Gulf Coast University Financing Corp., Capital Improvement Revenue, Packaging Project, Series A, 0.65%*, 2/1/2039, LOC: Harris NA	4,000,000	4,000,000
Florida, State Housing Finance Corp., St. Andrews Pointe Apartments, Series E-1, AMT, 0.65%*, 6/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	1,900,000	1,900,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.64%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
		13,050,000
Georgia 0.5%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.9%, 11/8/2016	1,417,000	1,417,000
Illinois 6.6%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.65%*, 1/1/2035, LOC: Bank of Montreal	3,100,000	3,100,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.5%**, Mandatory Put 3/7/2017 @ 100, 7/1/2036	9,265,000	9,253,520
Illinois, State Educational Facilities Authority, Student Housing Revenue, Series A, 0.9%*, 6/1/2033, LOC: BMO Harris Bank NA	6,000,000	6,000,000
Illinois, State Finance Authority Revenue, Village of Oak Park Residence Corp., 0.66%*, 9/1/2046, LOC: PNC Bank NA	2,820,000	2,820,000
		21,173,520
Indiana 2.2%
Indiana, State Municipal Power Agency Revenue, Series A, 0.56%*, 1/1/2018, LOC: Citibank NA	7,110,000	7,110,000
Maine 1.2%
Maine, State Housing Authority, Mortgage Revenue, Series G, AMT, 0.68%*, 11/15/2037, SPA: State Street Bank & Trust Co.	3,715,000	3,715,000
Maryland 0.3%
Maryland, State & Local Facilities Loan of 2013, Series A, 5.0%, 3/1/2017	975,000	989,237
Massachusetts 1.0%
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	714,428
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.67%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
		3,014,428
Michigan 1.0%
Michigan, State Finance Authority Revenue, School Loan, Series C, 0.64%*, 9/1/2050, LOC: Bank of Montreal	130,000	130,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.9%**, 11/15/2047	3,175,000	3,175,000
		3,305,000
Minnesota 2.1%
Cohasset, MN, Minnesota Power & Light Co. Project, Series A, 0.69%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	3,300,000	3,300,000
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.63%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		6,800,000
Missouri 0.8%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.67%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 0.8%
Clark County, NV, Airport Revenue, Series D-2B, 0.6%*, 7/1/2040, LOC: Royal Bank of Canada	2,500,000	2,500,000
New Hampshire 1.3%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.67%*, 12/1/2034, LOC: CItizens Bank of New Hampshire	4,100,000	4,100,000
New York 17.1%
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.54%*, 11/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	835,000	835,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-1, AMT, 0.66%*, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.72%*, 5/1/2048, LOC: Bank of China	9,000,000	9,000,000
New York, State Housing Finance Agency Revenue, Dock Street Rental LLC, Series A, 0.64%*, 11/1/2046, LOC: Wells Fargo Bank NA	5,600,000	5,600,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.73%*, 11/1/2049, LOC: Bank of China	7,000,000	7,000,000
New York, State Housing Finance Agency, Manhattan West Residential Housing, Series A, 0.72%*, 11/1/2049, LOC: Bank of China	9,000,000	9,000,000
New York, State Thruway Authority, Series 2800, 0.66%*, 4/1/2020, LIQ: Credit Suisse	13,000,000	13,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2017	1,300,000	1,321,895
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-3, 0.88%**, 1/1/2017, INS: AGMC	3,000,000	2,999,784
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 0.62%*, 12/1/2037, LOC: Citibank N.A.	4,255,000	4,255,000
		54,511,679
North Carolina 1.9%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.62%*, 6/1/2033, LOC: Branch Banking & Trust	6,165,000	6,165,000
Ohio 8.3%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.69%*, 5/1/2049, LOC: Northern Trust Co.	13,000,000	13,000,000
Ohio, State Higher Educational Facility Revenue, Antioch University, 0.63%*, 2/1/2029, LOC: PNC Bank NA	8,810,000	8,810,000
Ohio, State Special Obligation, Capital Facilities Lease Appropriation-Adult Correctional Building Fund, 0.68%*, 10/1/2036	4,650,000	4,650,000
		26,460,000
Pennsylvania 2.2%
Pennsylvania, Emmaus General Authority, Series D-24, 0.6%*, 3/1/2024, LOC: U.S. Bank NA	7,000,000	7,000,000
Texas 6.4%
Harris County, TX, Cultural Education Facility, TECP, 0.64%, 11/29/2016	13,750,000	13,750,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.64%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Texas, Eclipse Funding Trust Various States, Solar Eclipse, Series 2007-0080, 144A, 0.58%*, 8/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	500,000	500,000
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 5.0%, 1/1/2017	930,000	937,145
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2026	1,000,000	1,018,502
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.67%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		20,575,647
Vermont 3.1%
Vermont, Economic Development Authority, TECP, 0.85%, 1/6/2017, LOC: JP Morgan Chase Bank NA	10,000,000	10,000,000
Virginia 4.3%
Fairfax County, VA, Economic Development Authority, Healthcare Facilities Revenue, Capital Hospice Project, 0.62%*, 1/1/2034, LOC: Branch Banking & Trust	5,000	5,000
Lynchburg, VA, Industrial Development Authority Revenue, Centra Health, Inc.:
Series B, 0.62%*, 1/1/2035, LOC: Branch Banking & Trust	6,550,000	6,550,000
Series F, 0.62%*, 1/1/2035, INS: NATL, LOC: Branch Banking & Trust	7,065,000	7,065,000
		13,620,000
Washington 2.9%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.66%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	9,329,000	9,329,000
Wisconsin 3.9%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.9%**, 11/15/2043	12,500,000	12,500,000
Other 3.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.66%*, 10/15/2029, LIQ: Freddie Mac	2,925,000	2,925,000
"A", Series M031, 0.66%*, 12/15/2045, LIQ: Freddie Mac	1,344,000	1,344,000
Series M033, 0.66%**, 3/15/2049, LIQ: Freddie Mac	2,038,000	2,038,000
"A", Series M015, AMT, 0.68%**, 5/15/2046, LIQ: Freddie Mac	3,995,000	3,995,000
		10,302,000
Total Municipal Investments (Cost $293,839,511)		293,839,511

Preferred Shares of Closed-End Investment Companies 8.1%
California 3.9%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.78%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 6, 144A, AMT, 0.78%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		12,500,000
Other Territories 3.1%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, AMT, 144A, 0.78%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Virginia 1.1%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.79%*, 8/3/2043, LIQ: Toronto-Dominion Bank	3,500,000	3,500,000
Total Preferred Shares of Closed-End Investment Companies (Cost $26,000,000)		26,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $319,839,511)†	100.0	319,839,511
Other Assets and Liabilities, Net	0.0	31,055
Net Assets	100.0	319,870,566

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2016.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2016.

† The cost for federal income tax purposes was $319,839,511.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 293,839,511	$ —	$ 293,839,511
Preferred Shares of Closed-End Investment Companies (a)	—	26,000,000	—	26,000,000
Total	$ —	$ 319,839,511	$ —	$ 319,839,511

There have been no transfers between fair value measurement levels during the period ended October 31, 2016.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2016 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 319,839,511
Cash	727,095
Receivable for investments sold	30,000
Receivable for Fund shares sold	129,287
Interest receivable	315,889
Due from Advisor	4,064
Other assets	105,608
Total assets	321,151,454
Liabilities
Payable for investments purchased	730,012
Payable for Fund shares redeemed	204,321
Distributions payable	61,109
Accrued management fee	22,401
Accrued Trustees' fees	9,086
Other accrued expenses and payables	253,959
Total liabilities	1,280,888
Net assets, at value	$ 319,870,566
Net Assets Consist of
Distributions in excess of net investment income	(131,861)
Accumulated net realized gain (loss)	(46,809)
Paid-in capital	320,049,236
Net assets, at value	$ 319,870,566

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2016 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($21,736,161 ÷ 21,729,568 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($140,686,383 ÷ 140,643,727 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($57,986,900 ÷ 57,969,290 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($45,040,976 ÷ 45,027,313 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($44,962,224 ÷ 44,948,574 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($9,457,922 ÷ 9,455,053 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2016 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 2,295,282
Other income	38,006
Total income	2,333,288
Expenses: Management fee	300,439
Administration fee	437,322
Services to shareholders	255,914
Distribution and service fees	401,188
Custodian fee	7,897
Professional fees	68,581
Reports to shareholders	66,339
Registration fees	58,039
Trustees' fees and expenses	18,694
Other	50,019
Total expenses before expense reductions	1,664,432
Expense reductions	(356,703)
Total expenses after expense reductions	1,307,729
Net investment income	1,025,559
Net realized gain (loss) from investments	(46,809)
Net increase (decrease) in net assets resulting from operations	$ 978,750

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations: Net investment income	$ 1,025,559	$ 245,927
Net realized gain (loss)	(46,809)	125,289
Net increase in net assets resulting from operations	978,750	371,216
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(638,842)	(171,899)
Deutsche Tax-Exempt Money Fund	(336,241)	(51,193)
Deutsche Tax-Free Money Fund Class S	(130,281)	(19,292)
Service Shares	(39,958)	(7,517)
Tax-Exempt Cash Managed Shares	(66,749)	(9,894)
Tax-Free Investment Class	(14,780)	(44,339)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	(32,625)	(32,106)
Deutsche Tax-Exempt Money Fund	(17,171)	(11,248)
Deutsche Tax-Free Money Fund Class S	(6,653)	(4,709)
Service Shares	(2,041)	(3,142)
Tax-Exempt Cash Managed Shares	(3,409)	(4,736)
Tax-Free Investment Class	(755)	(21,499)
Total distributions	(1,289,505)	(381,574)
Fund share transactions: Proceeds from shares sold	875,914,585	2,681,593,000
Reinvestment of distributions	800,933	271,154
Cost of shares redeemed	(1,657,296,260)	(2,491,773,279)
Net increase (decrease) in net assets from Fund share transactions	(780,580,742)	190,090,875
Increase (decrease) in net assets	(780,891,497)	190,080,517
Net assets at beginning of period	1,100,762,063	910,681,546
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $131,861 and $69,431, respectively)	$ 319,870,566	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Deutsche Tax-Exempt Cash Premier Shares
Six Months Ended 10/31/16 (Unaudited)		Years Ended April 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.003	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.003	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.003)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	—
Total distributions	(.003)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.28**	.04	.03	.02	.04	.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	514	296	993	970	1,106
Ratio of expenses before expense reductions (%)	.25*	.24	.22	.22	.21	.21
Ratio of expenses after expense reductions (%)	.20*	.12	.10	.13	.18	.19
Ratio of net investment income (%)	.30*	.04	.01	.01	.02	.04
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
Six Months Ended 10/31/16 (Unaudited)		Years Ended April 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.001	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.001	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.001)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	—
Total distributions	(.001)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.14**	.02	.03	.02	.03	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45	60	52	103	115	166
Ratio of expenses before expense reductions (%)	.48*	.44	.44	.41	.42	.42
Ratio of expenses after expense reductions (%)	.46*	.14	.10	.13	.19	.22
Ratio of net investment income (%)	.12*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Cash Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Exempt Cash Managed Shares.

Accordingly, for the six months ended October 31, 2016, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $300,439, of which $112,594 was waived, resulting in an annualized effective rate of 0.04% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2016, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2016
Tax-Exempt Portfolio	$ 437,322	$ 27,408

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2016, the amounts charged to the Fund by DSC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2016
Deutsche Tax-Exempt Cash Premier Shares	$ 38,925	$ 38,925	$ —
Deutsche Tax-Exempt Money Fund	25,501	—	8,358
Deutsche Tax-Free Money Fund Class S	20,012	—	7,245
Service Shares	64,364	—	41,475
Tax-Exempt Cash Managed Shares	24,058	—	5,107
Tax-Free Investment Class	48,450	—	—
	$ 221,310	$ 38,925	$ 62,185

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2016, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Service Shares	$ 155,094	$ 130,707	$ 10,336.09%		.60%
Tax-Free Investment Class	157,452	74,477	2,907.13%		.25%
	$ 312,546	$ 205,184	$ 13,243

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2016, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 44,555	$ 6,062.15%		.15%
Tax-Free Investment Class	44,087	583.07%		.07%
	$ 88,642	$ 6,645

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2016
Tax-Exempt Portfolio	$ 26,497	$ 19,199

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2016, the Fund engaged in securities purchases of $522,299,000 and securities sales of $634,058,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2016.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio

	Six Months Ended October 31, 2016		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	679,384,124	$ 679,384,124	1,981,997,866	$ 1,981,997,866
Deutsche Tax-Exempt Money Fund	31,858,750	31,858,750	69,253,500	69,253,500
Deutsche Tax-Free Money Fund Class S	11,303,905	11,303,905	21,649,034	21,649,034
Service Shares	50,660,921	50,660,921	142,889,466	142,889,466
Tax-Exempt Cash Managed Shares	64,003,065	64,003,065	184,507,988	184,507,988
Tax-Free Investment Class	38,704,060	38,704,060	281,275,906	281,275,906
Account Maintenance Fees	—	(240)	—	19,240
		$ 875,914,585		$ 2,681,593,000
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	269,847	$ 269,847	110,529	$ 110,529
Deutsche Tax-Exempt Money Fund	344,482	344,482	62,717	62,717
Deutsche Tax-Free Money Fund Class S	128,804	128,804	22,818	22,818
Service Shares	41,769	41,769	10,263	10,263
Tax-Exempt Cash Managed Shares	453	453	83	83
Tax-Free Investment Class	15,578	15,578	64,744	64,744
		$ 800,933		$ 271,154
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(1,171,822,723)	$ (1,171,822,723)	(1,764,135,494)	$ (1,764,135,494)
Deutsche Tax-Exempt Money Fund	(62,346,424)	(62,346,424)	(74,421,648)	(74,421,648)
Deutsche Tax-Free Money Fund Class S	(20,364,353)	(20,364,353)	(30,672,226)	(30,672,226)
Service Shares	(54,761,969)	(54,761,969)	(141,637,902)	(141,637,902)
Tax-Exempt Cash Managed Shares	(79,388,393)	(79,388,393)	(176,378,285)	(176,378,285)
Tax-Free Investment Class	(268,612,398)	(268,612,398)	(304,527,724)	(304,527,724)
		$ (1,657,296,260)		$ (2,491,773,279)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	(492,168,752)	$ (492,168,752)	217,972,901	$ 217,972,901
Deutsche Tax-Exempt Money Fund	(30,143,192)	(30,143,192)	(5,105,431)	(5,105,431)
Deutsche Tax-Free Money Fund Class S	(8,931,644)	(8,931,644)	(9,000,374)	(9,000,374)
Service Shares	(4,059,279)	(4,059,279)	1,261,827	1,261,827
Tax-Exempt Cash Managed Shares	(15,384,875)	(15,384,875)	8,129,786	8,129,786
Tax-Free Investment Class	(229,892,760)	(229,892,760)	(23,187,074)	(23,187,074)
Account Maintenance Fees	—	(240)	—	19,240
		$ (780,580,742)		$ 190,090,875

E. Money Market Fund Reform

As a result of money market reforms adopted by the SEC in July 2014, effective October 14, 2016 Tax-Exempt Portfolio of Cash Account Trust ("Tax-Exempt Portfolio") seeks to qualify as a retail money market fund under the reforms and implements policies and procedures designed to limit beneficial ownership of fund shares to natural persons. As a retail money market fund, only accounts owned by natural persons are permitted to retain shares in Tax-Exempt Portfolio. Tax-Exempt Portfolio continues to seek to maintain a $1.00 stable net asset value per share ("NAV"). (Although Tax-Exempt Portfolio seeks to maintain a $1.00 NAV, there is no guarantee that it will be able to do so, and if the NAV falls below $1.00 you will lose money.) In addition, effective October 14, 2016, Tax-Exempt Portfolio has policies and procedures reasonably designed to ensure that the Tax-Exempt Portfolio will be able to impose liquidity fees and/or redemption gates. For more information, please refer to the Fund's prospectus.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2016 to October 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2016 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 5/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/16	$ 1,002.75	$ 1,001.41
Expenses Paid per $1,000*	$ 1.01	$ 2.32
Hypothetical 5% Fund Return
Beginning Account Value 5/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/16	$ 1,024.20	$ 1,022.89
Expenses Paid per $1,000*	$ 1.02	$ 2.35
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios
Deutsche Tax-Exempt Cash Premier Shares		.20%
Tax-Exempt Cash Managed Shares		.46%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share class: Service Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (4th quartile), Tax Free Investment Class shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Deutsche Tax-Exempt Money Fund shares (3rd quartile) and Deutsche Tax-Free Money Fund Class S shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

Notes

Notes

Notes

Notes

Notes

Notes

October 31, 2016

Semiannual Report
to Shareholders

Tax-Exempt Portfolio

(Effective on February 15, 2017, Tax-Exempt Portfolio will change its name to Deutsche Tax-Exempt Portfolio)

Deutsche Tax-Exempt Money Fund

Contents

4 Portfolio Summary

8 Investment Portfolio

15 Statement of Assets and Liabilities

17 Statement of Operations

18 Statements of Changes in Net Assets

19 Financial Highlights

20 Notes to Financial Statements

27 Information About Your Fund's Expenses

29 Other Information

30 Advisory Agreement Board Considerations and Fee Evaluation

34 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2016 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 91.9%
Arizona 2.6%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.73%*, 10/1/2025, LOC: Bank of America NA	8,440,000	8,440,000
Arkansas 2.0%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.82%*, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 11.3%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.78%*, 11/1/2029, LOC: Wells Fargo Bank NA	547,000	547,000
California, Eastern Municipal Water District, Water & Sewer Revenue, Series 2013A, 0.8%**, Mandatory Put 3/13/2017 @ 100, 7/1/2035	12,500,000	12,500,000
California, Metropolitan Water District of Southern California, Series D, 0.61%*, 7/1/2035	2,000,000	2,000,000
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series B, 0.63%*, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	1,320,000	1,320,000
California, State Housing Finance Agency Revenue, Series A, 0.59%*, 8/1/2040, LOC: JPMorgan Chase Bank NA	1,700,000	1,700,000
California, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XG0003, 144A, 0.72%*, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.9%**, Mandatory Put 1/16/2017 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Pasadena, CA, Certificates Participation, Series A, 0.62%*, 2/1/2035, LOC: Bank of America NA	1,000,000	1,000,000
San Jose, CA, Multi-Family Housing Revenue, Almaden Lake Village Apartments, Series A, AMT, 0.69%*, 3/1/2032, LIQ: Fannie Mae, LOC: Fannie Mae	12,000,000	12,000,000
		36,067,000
District of Columbia 0.8%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.64%*, 10/1/2039, LOC: Sumitomo Mitsui Banking	2,535,000	2,535,000
Florida 4.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.66%*, 7/15/2024, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Florida, State Gulf Coast University Financing Corp., Capital Improvement Revenue, Packaging Project, Series A, 0.65%*, 2/1/2039, LOC: Harris NA	4,000,000	4,000,000
Florida, State Housing Finance Corp., St. Andrews Pointe Apartments, Series E-1, AMT, 0.65%*, 6/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	1,900,000	1,900,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.64%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
		13,050,000
Georgia 0.5%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.9%, 11/8/2016	1,417,000	1,417,000
Illinois 6.6%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.65%*, 1/1/2035, LOC: Bank of Montreal	3,100,000	3,100,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.5%**, Mandatory Put 3/7/2017 @ 100, 7/1/2036	9,265,000	9,253,520
Illinois, State Educational Facilities Authority, Student Housing Revenue, Series A, 0.9%*, 6/1/2033, LOC: BMO Harris Bank NA	6,000,000	6,000,000
Illinois, State Finance Authority Revenue, Village of Oak Park Residence Corp., 0.66%*, 9/1/2046, LOC: PNC Bank NA	2,820,000	2,820,000
		21,173,520
Indiana 2.2%
Indiana, State Municipal Power Agency Revenue, Series A, 0.56%*, 1/1/2018, LOC: Citibank NA	7,110,000	7,110,000
Maine 1.2%
Maine, State Housing Authority, Mortgage Revenue, Series G, AMT, 0.68%*, 11/15/2037, SPA: State Street Bank & Trust Co.	3,715,000	3,715,000
Maryland 0.3%
Maryland, State & Local Facilities Loan of 2013, Series A, 5.0%, 3/1/2017	975,000	989,237
Massachusetts 1.0%
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	714,428
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.67%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
		3,014,428
Michigan 1.0%
Michigan, State Finance Authority Revenue, School Loan, Series C, 0.64%*, 9/1/2050, LOC: Bank of Montreal	130,000	130,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.9%**, 11/15/2047	3,175,000	3,175,000
		3,305,000
Minnesota 2.1%
Cohasset, MN, Minnesota Power & Light Co. Project, Series A, 0.69%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	3,300,000	3,300,000
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.63%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		6,800,000
Missouri 0.8%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.67%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 0.8%
Clark County, NV, Airport Revenue, Series D-2B, 0.6%*, 7/1/2040, LOC: Royal Bank of Canada	2,500,000	2,500,000
New Hampshire 1.3%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.67%*, 12/1/2034, LOC: CItizens Bank of New Hampshire	4,100,000	4,100,000
New York 17.1%
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.54%*, 11/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	835,000	835,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-1, AMT, 0.66%*, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.72%*, 5/1/2048, LOC: Bank of China	9,000,000	9,000,000
New York, State Housing Finance Agency Revenue, Dock Street Rental LLC, Series A, 0.64%*, 11/1/2046, LOC: Wells Fargo Bank NA	5,600,000	5,600,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.73%*, 11/1/2049, LOC: Bank of China	7,000,000	7,000,000
New York, State Housing Finance Agency, Manhattan West Residential Housing, Series A, 0.72%*, 11/1/2049, LOC: Bank of China	9,000,000	9,000,000
New York, State Thruway Authority, Series 2800, 0.66%*, 4/1/2020, LIQ: Credit Suisse	13,000,000	13,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2017	1,300,000	1,321,895
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-3, 0.88%**, 1/1/2017, INS: AGMC	3,000,000	2,999,784
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 0.62%*, 12/1/2037, LOC: Citibank N.A.	4,255,000	4,255,000
		54,511,679
North Carolina 1.9%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.62%*, 6/1/2033, LOC: Branch Banking & Trust	6,165,000	6,165,000
Ohio 8.3%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.69%*, 5/1/2049, LOC: Northern Trust Co.	13,000,000	13,000,000
Ohio, State Higher Educational Facility Revenue, Antioch University, 0.63%*, 2/1/2029, LOC: PNC Bank NA	8,810,000	8,810,000
Ohio, State Special Obligation, Capital Facilities Lease Appropriation-Adult Correctional Building Fund, 0.68%*, 10/1/2036	4,650,000	4,650,000
		26,460,000
Pennsylvania 2.2%
Pennsylvania, Emmaus General Authority, Series D-24, 0.6%*, 3/1/2024, LOC: U.S. Bank NA	7,000,000	7,000,000
Texas 6.4%
Harris County, TX, Cultural Education Facility, TECP, 0.64%, 11/29/2016	13,750,000	13,750,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.64%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Texas, Eclipse Funding Trust Various States, Solar Eclipse, Series 2007-0080, 144A, 0.58%*, 8/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	500,000	500,000
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 5.0%, 1/1/2017	930,000	937,145
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2026	1,000,000	1,018,502
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.67%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		20,575,647
Vermont 3.1%
Vermont, Economic Development Authority, TECP, 0.85%, 1/6/2017, LOC: JP Morgan Chase Bank NA	10,000,000	10,000,000
Virginia 4.3%
Fairfax County, VA, Economic Development Authority, Healthcare Facilities Revenue, Capital Hospice Project, 0.62%*, 1/1/2034, LOC: Branch Banking & Trust	5,000	5,000
Lynchburg, VA, Industrial Development Authority Revenue, Centra Health, Inc.:
Series B, 0.62%*, 1/1/2035, LOC: Branch Banking & Trust	6,550,000	6,550,000
Series F, 0.62%*, 1/1/2035, INS: NATL, LOC: Branch Banking & Trust	7,065,000	7,065,000
		13,620,000
Washington 2.9%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.66%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	9,329,000	9,329,000
Wisconsin 3.9%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.9%**, 11/15/2043	12,500,000	12,500,000
Other 3.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.66%*, 10/15/2029, LIQ: Freddie Mac	2,925,000	2,925,000
"A", Series M031, 0.66%*, 12/15/2045, LIQ: Freddie Mac	1,344,000	1,344,000
Series M033, 0.66%**, 3/15/2049, LIQ: Freddie Mac	2,038,000	2,038,000
"A", Series M015, AMT, 0.68%**, 5/15/2046, LIQ: Freddie Mac	3,995,000	3,995,000
		10,302,000
Total Municipal Investments (Cost $293,839,511)		293,839,511

Preferred Shares of Closed-End Investment Companies 8.1%
California 3.9%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.78%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 6, 144A, AMT, 0.78%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		12,500,000
Other Territories 3.1%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, AMT, 144A, 0.78%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Virginia 1.1%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.79%*, 8/3/2043, LIQ: Toronto-Dominion Bank	3,500,000	3,500,000
Total Preferred Shares of Closed-End Investment Companies (Cost $26,000,000)		26,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $319,839,511)†	100.0	319,839,511
Other Assets and Liabilities, Net	0.0	31,055
Net Assets	100.0	319,870,566

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2016.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2016.

† The cost for federal income tax purposes was $319,839,511.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 293,839,511	$ —	$ 293,839,511
Preferred Shares of Closed-End Investment Companies (a)	—	26,000,000	—	26,000,000
Total	$ —	$ 319,839,511	$ —	$ 319,839,511

There have been no transfers between fair value measurement levels during the period ended October 31, 2016.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2016 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 319,839,511
Cash	727,095
Receivable for investments sold	30,000
Receivable for Fund shares sold	129,287
Interest receivable	315,889
Due from Advisor	4,064
Other assets	105,608
Total assets	321,151,454
Liabilities
Payable for investments purchased	730,012
Payable for Fund shares redeemed	204,321
Distributions payable	61,109
Accrued management fee	22,401
Accrued Trustees' fees	9,086
Other accrued expenses and payables	253,959
Total liabilities	1,280,888
Net assets, at value	$ 319,870,566
Net Assets Consist of
Distributions in excess of net investment income	(131,861)
Accumulated net realized gain (loss)	(46,809)
Paid-in capital	320,049,236
Net assets, at value	$ 319,870,566

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2016 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($21,736,161 ÷ 21,729,568 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($140,686,383 ÷ 140,643,727 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($57,986,900 ÷ 57,969,290 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($45,040,976 ÷ 45,027,313 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($44,962,224 ÷ 44,948,574 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($9,457,922 ÷ 9,455,053 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2016 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 2,295,282
Other income	38,006
Total income	2,333,288
Expenses: Management fee	300,439
Administration fee	437,322
Services to shareholders	255,914
Distribution and service fees	401,188
Custodian fee	7,897
Professional fees	68,581
Reports to shareholders	66,339
Registration fees	58,039
Trustees' fees and expenses	18,694
Other	50,019
Total expenses before expense reductions	1,664,432
Expense reductions	(356,703)
Total expenses after expense reductions	1,307,729
Net investment income	1,025,559
Net realized gain (loss) from investments	(46,809)
Net increase (decrease) in net assets resulting from operations	$ 978,750

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations: Net investment income	$ 1,025,559	$ 245,927
Net realized gain (loss)	(46,809)	125,289
Net increase in net assets resulting from operations	978,750	371,216
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(638,842)	(171,899)
Deutsche Tax-Exempt Money Fund	(336,241)	(51,193)
Deutsche Tax-Free Money Fund Class S	(130,281)	(19,292)
Service Shares	(39,958)	(7,517)
Tax-Exempt Cash Managed Shares	(66,749)	(9,894)
Tax-Free Investment Class	(14,780)	(44,339)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	(32,625)	(32,106)
Deutsche Tax-Exempt Money Fund	(17,171)	(11,248)
Deutsche Tax-Free Money Fund Class S	(6,653)	(4,709)
Service Shares	(2,041)	(3,142)
Tax-Exempt Cash Managed Shares	(3,409)	(4,736)
Tax-Free Investment Class	(755)	(21,499)
Total distributions	(1,289,505)	(381,574)
Fund share transactions: Proceeds from shares sold	875,914,585	2,681,593,000
Reinvestment of distributions	800,933	271,154
Cost of shares redeemed	(1,657,296,260)	(2,491,773,279)
Net increase (decrease) in net assets from Fund share transactions	(780,580,742)	190,090,875
Increase (decrease) in net assets	(780,891,497)	190,080,517
Net assets at beginning of period	1,100,762,063	910,681,546
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $131,861 and $69,431, respectively)	$ 319,870,566	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Deutsche Tax-Exempt Money Fund
Six Months Ended 10/31/16 (Unaudited)		Years Ended April 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.002	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.002	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.002)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	—
Total distributions	(.002)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.24**	.04	.03	.02	.03	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	141	171	176	212	242	313
Ratio of expenses before expense reductions (%)	.29*	.26	.24	.23	.23	.22
Ratio of expenses after expense reductions (%)	.27*	.12	.10	.13	.19	.21
Ratio of net investment income (%)	.32*	.03	.01	.01	.01	.02
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

Accordingly, for the six months ended October 31, 2016, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $300,439, of which $112,594 was waived, resulting in an annualized effective rate of 0.04% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2016, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2016
Tax-Exempt Portfolio	$ 437,322	$ 27,408

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2016, the amounts charged to the Fund by DSC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2016
Deutsche Tax-Exempt Cash Premier Shares	$ 38,925	$ 38,925	$ —
Deutsche Tax-Exempt Money Fund	25,501	—	8,358
Deutsche Tax-Free Money Fund Class S	20,012	—	7,245
Service Shares	64,364	—	41,475
Tax-Exempt Cash Managed Shares	24,058	—	5,107
Tax-Free Investment Class	48,450	—	—
	$ 221,310	$ 38,925	$ 62,185

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2016, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Service Shares	$ 155,094	$ 130,707	$ 10,336.09%		.60%
Tax-Free Investment Class	157,452	74,477	2,907.13%		.25%
	$ 312,546	$ 205,184	$ 13,243

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2016, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 44,555	$ 6,062.15%		.15%
Tax-Free Investment Class	44,087	583.07%		.07%
	$ 88,642	$ 6,645

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2016
Tax-Exempt Portfolio	$ 26,497	$ 19,199

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2016, the Fund engaged in securities purchases of $522,299,000 and securities sales of $634,058,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2016.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio

	Six Months Ended October 31, 2016		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	679,384,124	$ 679,384,124	1,981,997,866	$ 1,981,997,866
Deutsche Tax-Exempt Money Fund	31,858,750	31,858,750	69,253,500	69,253,500
Deutsche Tax-Free Money Fund Class S	11,303,905	11,303,905	21,649,034	21,649,034
Service Shares	50,660,921	50,660,921	142,889,466	142,889,466
Tax-Exempt Cash Managed Shares	64,003,065	64,003,065	184,507,988	184,507,988
Tax-Free Investment Class	38,704,060	38,704,060	281,275,906	281,275,906
Account Maintenance Fees	—	(240)	—	19,240
		$ 875,914,585		$ 2,681,593,000
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	269,847	$ 269,847	110,529	$ 110,529
Deutsche Tax-Exempt Money Fund	344,482	344,482	62,717	62,717
Deutsche Tax-Free Money Fund Class S	128,804	128,804	22,818	22,818
Service Shares	41,769	41,769	10,263	10,263
Tax-Exempt Cash Managed Shares	453	453	83	83
Tax-Free Investment Class	15,578	15,578	64,744	64,744
		$ 800,933		$ 271,154
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(1,171,822,723)	$ (1,171,822,723)	(1,764,135,494)	$ (1,764,135,494)
Deutsche Tax-Exempt Money Fund	(62,346,424)	(62,346,424)	(74,421,648)	(74,421,648)
Deutsche Tax-Free Money Fund Class S	(20,364,353)	(20,364,353)	(30,672,226)	(30,672,226)
Service Shares	(54,761,969)	(54,761,969)	(141,637,902)	(141,637,902)
Tax-Exempt Cash Managed Shares	(79,388,393)	(79,388,393)	(176,378,285)	(176,378,285)
Tax-Free Investment Class	(268,612,398)	(268,612,398)	(304,527,724)	(304,527,724)
		$ (1,657,296,260)		$ (2,491,773,279)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	(492,168,752)	$ (492,168,752)	217,972,901	$ 217,972,901
Deutsche Tax-Exempt Money Fund	(30,143,192)	(30,143,192)	(5,105,431)	(5,105,431)
Deutsche Tax-Free Money Fund Class S	(8,931,644)	(8,931,644)	(9,000,374)	(9,000,374)
Service Shares	(4,059,279)	(4,059,279)	1,261,827	1,261,827
Tax-Exempt Cash Managed Shares	(15,384,875)	(15,384,875)	8,129,786	8,129,786
Tax-Free Investment Class	(229,892,760)	(229,892,760)	(23,187,074)	(23,187,074)
Account Maintenance Fees	—	(240)	—	19,240
		$ (780,580,742)		$ 190,090,875

E. Money Market Fund Reform

As a result of money market reforms adopted by the SEC in July 2014, effective October 14, 2016 Tax-Exempt Portfolio of Cash Account Trust ("Tax-Exempt Portfolio") seeks to qualify as a retail money market fund under the reforms and implements policies and procedures designed to limit beneficial ownership of fund shares to natural persons. As a retail money market fund, only accounts owned by natural persons are permitted to retain shares in Tax-Exempt Portfolio. Tax-Exempt Portfolio continues to seek to maintain a $1.00 stable net asset value per share ("NAV"). (Although Tax-Exempt Portfolio seeks to maintain a $1.00 NAV, there is no guarantee that it will be able to do so, and if the NAV falls below $1.00 you will lose money.) In addition, effective October 14, 2016, Tax-Exempt Portfolio has policies and procedures reasonably designed to ensure that the Tax-Exempt Portfolio will be able to impose liquidity fees and/or redemption gates. For more information, please refer to the Fund's prospectus.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2016 to October 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2016 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Money Fund
Beginning Account Value 5/1/16	$ 1,000.00
Ending Account Value 10/31/16	$ 1,002.40
Expenses Paid per $1,000*	$ 1.36
Hypothetical 5% Fund Return
Beginning Account Value 5/1/16	$ 1,000.00
Ending Account Value 10/31/16	$ 1,023.84
Expenses Paid per $1,000*	$ 1.38
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Deutsche Tax-Exempt Money Fund	.27%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share class: Service Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (4th quartile), Tax Free Investment Class shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Deutsche Tax-Exempt Money Fund shares (3rd quartile) and Deutsche Tax-Free Money Fund Class S shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

October 31, 2016

Semiannual Report
to Shareholders

Tax-Exempt Portfolio

(Effective on February 15, 2017, Tax-Exempt Portfolio will change its name to Deutsche Tax-Exempt Portfolio)

Deutsche Tax-Free Money Fund Class S

Contents

3 Portfolio Summary

7 Investment Portfolio

14 Statement of Assets and Liabilities

16 Statement of Operations

17 Statements of Changes in Net Assets

18 Financial Highlights

19 Notes to Financial Statements

26 Information About Your Fund's Expenses

28 Other Information

29 Advisory Agreement Board Considerations and Fee Evaluation

33 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2016 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 91.9%
Arizona 2.6%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.73%*, 10/1/2025, LOC: Bank of America NA	8,440,000	8,440,000
Arkansas 2.0%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.82%*, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 11.3%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.78%*, 11/1/2029, LOC: Wells Fargo Bank NA	547,000	547,000
California, Eastern Municipal Water District, Water & Sewer Revenue, Series 2013A, 0.8%**, Mandatory Put 3/13/2017 @ 100, 7/1/2035	12,500,000	12,500,000
California, Metropolitan Water District of Southern California, Series D, 0.61%*, 7/1/2035	2,000,000	2,000,000
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series B, 0.63%*, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	1,320,000	1,320,000
California, State Housing Finance Agency Revenue, Series A, 0.59%*, 8/1/2040, LOC: JPMorgan Chase Bank NA	1,700,000	1,700,000
California, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XG0003, 144A, 0.72%*, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.9%**, Mandatory Put 1/16/2017 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Pasadena, CA, Certificates Participation, Series A, 0.62%*, 2/1/2035, LOC: Bank of America NA	1,000,000	1,000,000
San Jose, CA, Multi-Family Housing Revenue, Almaden Lake Village Apartments, Series A, AMT, 0.69%*, 3/1/2032, LIQ: Fannie Mae, LOC: Fannie Mae	12,000,000	12,000,000
		36,067,000
District of Columbia 0.8%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.64%*, 10/1/2039, LOC: Sumitomo Mitsui Banking	2,535,000	2,535,000
Florida 4.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.66%*, 7/15/2024, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Florida, State Gulf Coast University Financing Corp., Capital Improvement Revenue, Packaging Project, Series A, 0.65%*, 2/1/2039, LOC: Harris NA	4,000,000	4,000,000
Florida, State Housing Finance Corp., St. Andrews Pointe Apartments, Series E-1, AMT, 0.65%*, 6/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	1,900,000	1,900,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.64%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
		13,050,000
Georgia 0.5%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.9%, 11/8/2016	1,417,000	1,417,000
Illinois 6.6%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.65%*, 1/1/2035, LOC: Bank of Montreal	3,100,000	3,100,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.5%**, Mandatory Put 3/7/2017 @ 100, 7/1/2036	9,265,000	9,253,520
Illinois, State Educational Facilities Authority, Student Housing Revenue, Series A, 0.9%*, 6/1/2033, LOC: BMO Harris Bank NA	6,000,000	6,000,000
Illinois, State Finance Authority Revenue, Village of Oak Park Residence Corp., 0.66%*, 9/1/2046, LOC: PNC Bank NA	2,820,000	2,820,000
		21,173,520
Indiana 2.2%
Indiana, State Municipal Power Agency Revenue, Series A, 0.56%*, 1/1/2018, LOC: Citibank NA	7,110,000	7,110,000
Maine 1.2%
Maine, State Housing Authority, Mortgage Revenue, Series G, AMT, 0.68%*, 11/15/2037, SPA: State Street Bank & Trust Co.	3,715,000	3,715,000
Maryland 0.3%
Maryland, State & Local Facilities Loan of 2013, Series A, 5.0%, 3/1/2017	975,000	989,237
Massachusetts 1.0%
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	714,428
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.67%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
		3,014,428
Michigan 1.0%
Michigan, State Finance Authority Revenue, School Loan, Series C, 0.64%*, 9/1/2050, LOC: Bank of Montreal	130,000	130,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.9%**, 11/15/2047	3,175,000	3,175,000
		3,305,000
Minnesota 2.1%
Cohasset, MN, Minnesota Power & Light Co. Project, Series A, 0.69%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	3,300,000	3,300,000
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.63%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		6,800,000
Missouri 0.8%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.67%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 0.8%
Clark County, NV, Airport Revenue, Series D-2B, 0.6%*, 7/1/2040, LOC: Royal Bank of Canada	2,500,000	2,500,000
New Hampshire 1.3%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.67%*, 12/1/2034, LOC: CItizens Bank of New Hampshire	4,100,000	4,100,000
New York 17.1%
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.54%*, 11/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	835,000	835,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-1, AMT, 0.66%*, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.72%*, 5/1/2048, LOC: Bank of China	9,000,000	9,000,000
New York, State Housing Finance Agency Revenue, Dock Street Rental LLC, Series A, 0.64%*, 11/1/2046, LOC: Wells Fargo Bank NA	5,600,000	5,600,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.73%*, 11/1/2049, LOC: Bank of China	7,000,000	7,000,000
New York, State Housing Finance Agency, Manhattan West Residential Housing, Series A, 0.72%*, 11/1/2049, LOC: Bank of China	9,000,000	9,000,000
New York, State Thruway Authority, Series 2800, 0.66%*, 4/1/2020, LIQ: Credit Suisse	13,000,000	13,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2017	1,300,000	1,321,895
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-3, 0.88%**, 1/1/2017, INS: AGMC	3,000,000	2,999,784
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 0.62%*, 12/1/2037, LOC: Citibank N.A.	4,255,000	4,255,000
		54,511,679
North Carolina 1.9%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.62%*, 6/1/2033, LOC: Branch Banking & Trust	6,165,000	6,165,000
Ohio 8.3%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.69%*, 5/1/2049, LOC: Northern Trust Co.	13,000,000	13,000,000
Ohio, State Higher Educational Facility Revenue, Antioch University, 0.63%*, 2/1/2029, LOC: PNC Bank NA	8,810,000	8,810,000
Ohio, State Special Obligation, Capital Facilities Lease Appropriation-Adult Correctional Building Fund, 0.68%*, 10/1/2036	4,650,000	4,650,000
		26,460,000
Pennsylvania 2.2%
Pennsylvania, Emmaus General Authority, Series D-24, 0.6%*, 3/1/2024, LOC: U.S. Bank NA	7,000,000	7,000,000
Texas 6.4%
Harris County, TX, Cultural Education Facility, TECP, 0.64%, 11/29/2016	13,750,000	13,750,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.64%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Texas, Eclipse Funding Trust Various States, Solar Eclipse, Series 2007-0080, 144A, 0.58%*, 8/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	500,000	500,000
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 5.0%, 1/1/2017	930,000	937,145
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2026	1,000,000	1,018,502
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.67%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		20,575,647
Vermont 3.1%
Vermont, Economic Development Authority, TECP, 0.85%, 1/6/2017, LOC: JP Morgan Chase Bank NA	10,000,000	10,000,000
Virginia 4.3%
Fairfax County, VA, Economic Development Authority, Healthcare Facilities Revenue, Capital Hospice Project, 0.62%*, 1/1/2034, LOC: Branch Banking & Trust	5,000	5,000
Lynchburg, VA, Industrial Development Authority Revenue, Centra Health, Inc.:
Series B, 0.62%*, 1/1/2035, LOC: Branch Banking & Trust	6,550,000	6,550,000
Series F, 0.62%*, 1/1/2035, INS: NATL, LOC: Branch Banking & Trust	7,065,000	7,065,000
		13,620,000
Washington 2.9%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.66%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	9,329,000	9,329,000
Wisconsin 3.9%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.9%**, 11/15/2043	12,500,000	12,500,000
Other 3.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.66%*, 10/15/2029, LIQ: Freddie Mac	2,925,000	2,925,000
"A", Series M031, 0.66%*, 12/15/2045, LIQ: Freddie Mac	1,344,000	1,344,000
Series M033, 0.66%**, 3/15/2049, LIQ: Freddie Mac	2,038,000	2,038,000
"A", Series M015, AMT, 0.68%**, 5/15/2046, LIQ: Freddie Mac	3,995,000	3,995,000
		10,302,000
Total Municipal Investments (Cost $293,839,511)		293,839,511

Preferred Shares of Closed-End Investment Companies 8.1%
California 3.9%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.78%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 6, 144A, AMT, 0.78%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		12,500,000
Other Territories 3.1%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, AMT, 144A, 0.78%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Virginia 1.1%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.79%*, 8/3/2043, LIQ: Toronto-Dominion Bank	3,500,000	3,500,000
Total Preferred Shares of Closed-End Investment Companies (Cost $26,000,000)		26,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $319,839,511)†	100.0	319,839,511
Other Assets and Liabilities, Net	0.0	31,055
Net Assets	100.0	319,870,566

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2016.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2016.

† The cost for federal income tax purposes was $319,839,511.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 293,839,511	$ —	$ 293,839,511
Preferred Shares of Closed-End Investment Companies (a)	—	26,000,000	—	26,000,000
Total	$ —	$ 319,839,511	$ —	$ 319,839,511

There have been no transfers between fair value measurement levels during the period ended October 31, 2016.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2016 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 319,839,511
Cash	727,095
Receivable for investments sold	30,000
Receivable for Fund shares sold	129,287
Interest receivable	315,889
Due from Advisor	4,064
Other assets	105,608
Total assets	321,151,454
Liabilities
Payable for investments purchased	730,012
Payable for Fund shares redeemed	204,321
Distributions payable	61,109
Accrued management fee	22,401
Accrued Trustees' fees	9,086
Other accrued expenses and payables	253,959
Total liabilities	1,280,888
Net assets, at value	$ 319,870,566
Net Assets Consist of
Distributions in excess of net investment income	(131,861)
Accumulated net realized gain (loss)	(46,809)
Paid-in capital	320,049,236
Net assets, at value	$ 319,870,566

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2016 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($21,736,161 ÷ 21,729,568 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($140,686,383 ÷ 140,643,727 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($57,986,900 ÷ 57,969,290 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($45,040,976 ÷ 45,027,313 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($44,962,224 ÷ 44,948,574 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($9,457,922 ÷ 9,455,053 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2016 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 2,295,282
Other income	38,006
Total income	2,333,288
Expenses: Management fee	300,439
Administration fee	437,322
Services to shareholders	255,914
Distribution and service fees	401,188
Custodian fee	7,897
Professional fees	68,581
Reports to shareholders	66,339
Registration fees	58,039
Trustees' fees and expenses	18,694
Other	50,019
Total expenses before expense reductions	1,664,432
Expense reductions	(356,703)
Total expenses after expense reductions	1,307,729
Net investment income	1,025,559
Net realized gain (loss) from investments	(46,809)
Net increase (decrease) in net assets resulting from operations	$ 978,750

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations: Net investment income	$ 1,025,559	$ 245,927
Net realized gain (loss)	(46,809)	125,289
Net increase in net assets resulting from operations	978,750	371,216
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(638,842)	(171,899)
Deutsche Tax-Exempt Money Fund	(336,241)	(51,193)
Deutsche Tax-Free Money Fund Class S	(130,281)	(19,292)
Service Shares	(39,958)	(7,517)
Tax-Exempt Cash Managed Shares	(66,749)	(9,894)
Tax-Free Investment Class	(14,780)	(44,339)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	(32,625)	(32,106)
Deutsche Tax-Exempt Money Fund	(17,171)	(11,248)
Deutsche Tax-Free Money Fund Class S	(6,653)	(4,709)
Service Shares	(2,041)	(3,142)
Tax-Exempt Cash Managed Shares	(3,409)	(4,736)
Tax-Free Investment Class	(755)	(21,499)
Total distributions	(1,289,505)	(381,574)
Fund share transactions: Proceeds from shares sold	875,914,585	2,681,593,000
Reinvestment of distributions	800,933	271,154
Cost of shares redeemed	(1,657,296,260)	(2,491,773,279)
Net increase (decrease) in net assets from Fund share transactions	(780,580,742)	190,090,875
Increase (decrease) in net assets	(780,891,497)	190,080,517
Net assets at beginning of period	1,100,762,063	910,681,546
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $131,861 and $69,431, respectively)	$ 319,870,566	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Deutsche Tax-Free Money Fund Class S
Six Months Ended 10/31/16 (Unaudited)		Years Ended April 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.002	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.002	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.002)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	—
Total distributions	(.002)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.22**	.03	.03	.02	.03	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	58	67	76	89	100	110
Ratio of expenses before expense reductions (%)	.32*	.28	.27	.26	.26	.25
Ratio of expenses after expense reductions (%)	.30*	.13	.10	.13	.20	.22
Ratio of net investment income (%)	.29*	.02	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

Accordingly, for the six months ended October 31, 2016, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $300,439, of which $112,594 was waived, resulting in an annualized effective rate of 0.04% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2016, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2016
Tax-Exempt Portfolio	$ 437,322	$ 27,408

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2016, the amounts charged to the Fund by DSC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2016
Deutsche Tax-Exempt Cash Premier Shares	$ 38,925	$ 38,925	$ —
Deutsche Tax-Exempt Money Fund	25,501	—	8,358
Deutsche Tax-Free Money Fund Class S	20,012	—	7,245
Service Shares	64,364	—	41,475
Tax-Exempt Cash Managed Shares	24,058	—	5,107
Tax-Free Investment Class	48,450	—	—
	$ 221,310	$ 38,925	$ 62,185

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2016, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Service Shares	$ 155,094	$ 130,707	$ 10,336.09%		.60%
Tax-Free Investment Class	157,452	74,477	2,907.13%		.25%
	$ 312,546	$ 205,184	$ 13,243

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2016, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 44,555	$ 6,062.15%		.15%
Tax-Free Investment Class	44,087	583.07%		.07%
	$ 88,642	$ 6,645

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2016
Tax-Exempt Portfolio	$ 26,497	$ 19,199

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2016, the Fund engaged in securities purchases of $522,299,000 and securities sales of $634,058,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2016.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio

	Six Months Ended October 31, 2016		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	679,384,124	$ 679,384,124	1,981,997,866	$ 1,981,997,866
Deutsche Tax-Exempt Money Fund	31,858,750	31,858,750	69,253,500	69,253,500
Deutsche Tax-Free Money Fund Class S	11,303,905	11,303,905	21,649,034	21,649,034
Service Shares	50,660,921	50,660,921	142,889,466	142,889,466
Tax-Exempt Cash Managed Shares	64,003,065	64,003,065	184,507,988	184,507,988
Tax-Free Investment Class	38,704,060	38,704,060	281,275,906	281,275,906
Account Maintenance Fees	—	(240)	—	19,240
		$ 875,914,585		$ 2,681,593,000
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	269,847	$ 269,847	110,529	$ 110,529
Deutsche Tax-Exempt Money Fund	344,482	344,482	62,717	62,717
Deutsche Tax-Free Money Fund Class S	128,804	128,804	22,818	22,818
Service Shares	41,769	41,769	10,263	10,263
Tax-Exempt Cash Managed Shares	453	453	83	83
Tax-Free Investment Class	15,578	15,578	64,744	64,744
		$ 800,933		$ 271,154
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(1,171,822,723)	$ (1,171,822,723)	(1,764,135,494)	$ (1,764,135,494)
Deutsche Tax-Exempt Money Fund	(62,346,424)	(62,346,424)	(74,421,648)	(74,421,648)
Deutsche Tax-Free Money Fund Class S	(20,364,353)	(20,364,353)	(30,672,226)	(30,672,226)
Service Shares	(54,761,969)	(54,761,969)	(141,637,902)	(141,637,902)
Tax-Exempt Cash Managed Shares	(79,388,393)	(79,388,393)	(176,378,285)	(176,378,285)
Tax-Free Investment Class	(268,612,398)	(268,612,398)	(304,527,724)	(304,527,724)
		$ (1,657,296,260)		$ (2,491,773,279)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	(492,168,752)	$ (492,168,752)	217,972,901	$ 217,972,901
Deutsche Tax-Exempt Money Fund	(30,143,192)	(30,143,192)	(5,105,431)	(5,105,431)
Deutsche Tax-Free Money Fund Class S	(8,931,644)	(8,931,644)	(9,000,374)	(9,000,374)
Service Shares	(4,059,279)	(4,059,279)	1,261,827	1,261,827
Tax-Exempt Cash Managed Shares	(15,384,875)	(15,384,875)	8,129,786	8,129,786
Tax-Free Investment Class	(229,892,760)	(229,892,760)	(23,187,074)	(23,187,074)
Account Maintenance Fees	—	(240)	—	19,240
		$ (780,580,742)		$ 190,090,875

E. Money Market Fund Reform

As a result of money market reforms adopted by the SEC in July 2014, effective October 14, 2016 Tax-Exempt Portfolio of Cash Account Trust ("Tax-Exempt Portfolio") seeks to qualify as a retail money market fund under the reforms and implements policies and procedures designed to limit beneficial ownership of fund shares to natural persons. As a retail money market fund, only accounts owned by natural persons are permitted to retain shares in Tax-Exempt Portfolio. Tax-Exempt Portfolio continues to seek to maintain a $1.00 stable net asset value per share ("NAV"). (Although Tax-Exempt Portfolio seeks to maintain a $1.00 NAV, there is no guarantee that it will be able to do so, and if the NAV falls below $1.00 you will lose money.) In addition, effective October 14, 2016, Tax-Exempt Portfolio has policies and procedures reasonably designed to ensure that the Tax-Exempt Portfolio will be able to impose liquidity fees and/or redemption gates. For more information, please refer to the Fund's prospectus.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2016 to October 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Deutsche Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Deutsche Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2016 (Unaudited)
Actual Fund Return	Deutsche Tax-Free Money Fund Class S
Beginning Account Value 5/1/16	$ 1,000.00
Ending Account Value 10/31/16	$ 1,002.25
Expenses Paid per $1,000*	$ 1.51
Hypothetical 5% Fund Return
Beginning Account Value 5/1/16	$ 1,000.00
Ending Account Value 10/31/16	$ 1,023.69
Expenses Paid per $1,000*	$ 1.53
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Deutsche Tax-Free Money Fund Class S	.30%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share class: Service Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (4th quartile), Tax Free Investment Class shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Deutsche Tax-Exempt Money Fund shares (3rd quartile) and Deutsche Tax-Free Money Fund Class S shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

October 31, 2016

Semiannual Report
to Shareholders

Tax-Free Investment Class

Tax-Exempt Portfolio

(Effective on February 15, 2017, Tax-Exempt Portfolio will change its name to Deutsche Tax-Exempt Portfolio)

Contents

3 Portfolio Summary

7 Investment Portfolio

14 Statement of Assets and Liabilities

16 Statement of Operations

17 Statements of Changes in Net Assets

18 Financial Highlights

19 Notes to Financial Statements

26 Information About Your Fund's Expenses

28 Other Information

29 Advisory Agreement Board Considerations and Fee Evaluation

33 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2016 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 91.9%
Arizona 2.6%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.73%*, 10/1/2025, LOC: Bank of America NA	8,440,000	8,440,000
Arkansas 2.0%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.82%*, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 11.3%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.78%*, 11/1/2029, LOC: Wells Fargo Bank NA	547,000	547,000
California, Eastern Municipal Water District, Water & Sewer Revenue, Series 2013A, 0.8%**, Mandatory Put 3/13/2017 @ 100, 7/1/2035	12,500,000	12,500,000
California, Metropolitan Water District of Southern California, Series D, 0.61%*, 7/1/2035	2,000,000	2,000,000
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series B, 0.63%*, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	1,320,000	1,320,000
California, State Housing Finance Agency Revenue, Series A, 0.59%*, 8/1/2040, LOC: JPMorgan Chase Bank NA	1,700,000	1,700,000
California, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XG0003, 144A, 0.72%*, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.9%**, Mandatory Put 1/16/2017 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Pasadena, CA, Certificates Participation, Series A, 0.62%*, 2/1/2035, LOC: Bank of America NA	1,000,000	1,000,000
San Jose, CA, Multi-Family Housing Revenue, Almaden Lake Village Apartments, Series A, AMT, 0.69%*, 3/1/2032, LIQ: Fannie Mae, LOC: Fannie Mae	12,000,000	12,000,000
		36,067,000
District of Columbia 0.8%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.64%*, 10/1/2039, LOC: Sumitomo Mitsui Banking	2,535,000	2,535,000
Florida 4.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.66%*, 7/15/2024, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Florida, State Gulf Coast University Financing Corp., Capital Improvement Revenue, Packaging Project, Series A, 0.65%*, 2/1/2039, LOC: Harris NA	4,000,000	4,000,000
Florida, State Housing Finance Corp., St. Andrews Pointe Apartments, Series E-1, AMT, 0.65%*, 6/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	1,900,000	1,900,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.64%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
		13,050,000
Georgia 0.5%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.9%, 11/8/2016	1,417,000	1,417,000
Illinois 6.6%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.65%*, 1/1/2035, LOC: Bank of Montreal	3,100,000	3,100,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.5%**, Mandatory Put 3/7/2017 @ 100, 7/1/2036	9,265,000	9,253,520
Illinois, State Educational Facilities Authority, Student Housing Revenue, Series A, 0.9%*, 6/1/2033, LOC: BMO Harris Bank NA	6,000,000	6,000,000
Illinois, State Finance Authority Revenue, Village of Oak Park Residence Corp., 0.66%*, 9/1/2046, LOC: PNC Bank NA	2,820,000	2,820,000
		21,173,520
Indiana 2.2%
Indiana, State Municipal Power Agency Revenue, Series A, 0.56%*, 1/1/2018, LOC: Citibank NA	7,110,000	7,110,000
Maine 1.2%
Maine, State Housing Authority, Mortgage Revenue, Series G, AMT, 0.68%*, 11/15/2037, SPA: State Street Bank & Trust Co.	3,715,000	3,715,000
Maryland 0.3%
Maryland, State & Local Facilities Loan of 2013, Series A, 5.0%, 3/1/2017	975,000	989,237
Massachusetts 1.0%
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	714,428
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.67%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
		3,014,428
Michigan 1.0%
Michigan, State Finance Authority Revenue, School Loan, Series C, 0.64%*, 9/1/2050, LOC: Bank of Montreal	130,000	130,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.9%**, 11/15/2047	3,175,000	3,175,000
		3,305,000
Minnesota 2.1%
Cohasset, MN, Minnesota Power & Light Co. Project, Series A, 0.69%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	3,300,000	3,300,000
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.63%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		6,800,000
Missouri 0.8%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.67%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 0.8%
Clark County, NV, Airport Revenue, Series D-2B, 0.6%*, 7/1/2040, LOC: Royal Bank of Canada	2,500,000	2,500,000
New Hampshire 1.3%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.67%*, 12/1/2034, LOC: CItizens Bank of New Hampshire	4,100,000	4,100,000
New York 17.1%
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.54%*, 11/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	835,000	835,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-1, AMT, 0.66%*, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.72%*, 5/1/2048, LOC: Bank of China	9,000,000	9,000,000
New York, State Housing Finance Agency Revenue, Dock Street Rental LLC, Series A, 0.64%*, 11/1/2046, LOC: Wells Fargo Bank NA	5,600,000	5,600,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.73%*, 11/1/2049, LOC: Bank of China	7,000,000	7,000,000
New York, State Housing Finance Agency, Manhattan West Residential Housing, Series A, 0.72%*, 11/1/2049, LOC: Bank of China	9,000,000	9,000,000
New York, State Thruway Authority, Series 2800, 0.66%*, 4/1/2020, LIQ: Credit Suisse	13,000,000	13,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2017	1,300,000	1,321,895
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-3, 0.88%**, 1/1/2017, INS: AGMC	3,000,000	2,999,784
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 0.62%*, 12/1/2037, LOC: Citibank N.A.	4,255,000	4,255,000
		54,511,679
North Carolina 1.9%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.62%*, 6/1/2033, LOC: Branch Banking & Trust	6,165,000	6,165,000
Ohio 8.3%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.69%*, 5/1/2049, LOC: Northern Trust Co.	13,000,000	13,000,000
Ohio, State Higher Educational Facility Revenue, Antioch University, 0.63%*, 2/1/2029, LOC: PNC Bank NA	8,810,000	8,810,000
Ohio, State Special Obligation, Capital Facilities Lease Appropriation-Adult Correctional Building Fund, 0.68%*, 10/1/2036	4,650,000	4,650,000
		26,460,000
Pennsylvania 2.2%
Pennsylvania, Emmaus General Authority, Series D-24, 0.6%*, 3/1/2024, LOC: U.S. Bank NA	7,000,000	7,000,000
Texas 6.4%
Harris County, TX, Cultural Education Facility, TECP, 0.64%, 11/29/2016	13,750,000	13,750,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.64%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Texas, Eclipse Funding Trust Various States, Solar Eclipse, Series 2007-0080, 144A, 0.58%*, 8/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	500,000	500,000
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 5.0%, 1/1/2017	930,000	937,145
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2026	1,000,000	1,018,502
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.67%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		20,575,647
Vermont 3.1%
Vermont, Economic Development Authority, TECP, 0.85%, 1/6/2017, LOC: JP Morgan Chase Bank NA	10,000,000	10,000,000
Virginia 4.3%
Fairfax County, VA, Economic Development Authority, Healthcare Facilities Revenue, Capital Hospice Project, 0.62%*, 1/1/2034, LOC: Branch Banking & Trust	5,000	5,000
Lynchburg, VA, Industrial Development Authority Revenue, Centra Health, Inc.:
Series B, 0.62%*, 1/1/2035, LOC: Branch Banking & Trust	6,550,000	6,550,000
Series F, 0.62%*, 1/1/2035, INS: NATL, LOC: Branch Banking & Trust	7,065,000	7,065,000
		13,620,000
Washington 2.9%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.66%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	9,329,000	9,329,000
Wisconsin 3.9%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.9%**, 11/15/2043	12,500,000	12,500,000
Other 3.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.66%*, 10/15/2029, LIQ: Freddie Mac	2,925,000	2,925,000
"A", Series M031, 0.66%*, 12/15/2045, LIQ: Freddie Mac	1,344,000	1,344,000
Series M033, 0.66%**, 3/15/2049, LIQ: Freddie Mac	2,038,000	2,038,000
"A", Series M015, AMT, 0.68%**, 5/15/2046, LIQ: Freddie Mac	3,995,000	3,995,000
		10,302,000
Total Municipal Investments (Cost $293,839,511)		293,839,511

Preferred Shares of Closed-End Investment Companies 8.1%
California 3.9%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.78%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 6, 144A, AMT, 0.78%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		12,500,000
Other Territories 3.1%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, AMT, 144A, 0.78%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Virginia 1.1%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.79%*, 8/3/2043, LIQ: Toronto-Dominion Bank	3,500,000	3,500,000
Total Preferred Shares of Closed-End Investment Companies (Cost $26,000,000)		26,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $319,839,511)†	100.0	319,839,511
Other Assets and Liabilities, Net	0.0	31,055
Net Assets	100.0	319,870,566

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2016.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2016.

† The cost for federal income tax purposes was $319,839,511.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 293,839,511	$ —	$ 293,839,511
Preferred Shares of Closed-End Investment Companies (a)	—	26,000,000	—	26,000,000
Total	$ —	$ 319,839,511	$ —	$ 319,839,511

There have been no transfers between fair value measurement levels during the period ended October 31, 2016.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of October 31, 2016 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 319,839,511
Cash	727,095
Receivable for investments sold	30,000
Receivable for Fund shares sold	129,287
Interest receivable	315,889
Due from Advisor	4,064
Other assets	105,608
Total assets	321,151,454
Liabilities
Payable for investments purchased	730,012
Payable for Fund shares redeemed	204,321
Distributions payable	61,109
Accrued management fee	22,401
Accrued Trustees' fees	9,086
Other accrued expenses and payables	253,959
Total liabilities	1,280,888
Net assets, at value	$ 319,870,566
Net Assets Consist of
Distributions in excess of net investment income	(131,861)
Accumulated net realized gain (loss)	(46,809)
Paid-in capital	320,049,236
Net assets, at value	$ 319,870,566

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2016 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($21,736,161 ÷ 21,729,568 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($140,686,383 ÷ 140,643,727 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($57,986,900 ÷ 57,969,290 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($45,040,976 ÷ 45,027,313 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($44,962,224 ÷ 44,948,574 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($9,457,922 ÷ 9,455,053 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended October 31, 2016 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 2,295,282
Other income	38,006
Total income	2,333,288
Expenses: Management fee	300,439
Administration fee	437,322
Services to shareholders	255,914
Distribution and service fees	401,188
Custodian fee	7,897
Professional fees	68,581
Reports to shareholders	66,339
Registration fees	58,039
Trustees' fees and expenses	18,694
Other	50,019
Total expenses before expense reductions	1,664,432
Expense reductions	(356,703)
Total expenses after expense reductions	1,307,729
Net investment income	1,025,559
Net realized gain (loss) from investments	(46,809)
Net increase (decrease) in net assets resulting from operations	$ 978,750

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations: Net investment income	$ 1,025,559	$ 245,927
Net realized gain (loss)	(46,809)	125,289
Net increase in net assets resulting from operations	978,750	371,216
Distributions to shareholders from: Net investment income: Deutsche Tax-Exempt Cash Premier Shares	(638,842)	(171,899)
Deutsche Tax-Exempt Money Fund	(336,241)	(51,193)
Deutsche Tax-Free Money Fund Class S	(130,281)	(19,292)
Service Shares	(39,958)	(7,517)
Tax-Exempt Cash Managed Shares	(66,749)	(9,894)
Tax-Free Investment Class	(14,780)	(44,339)
Net realized gain: Deutsche Tax-Exempt Cash Premier Shares	(32,625)	(32,106)
Deutsche Tax-Exempt Money Fund	(17,171)	(11,248)
Deutsche Tax-Free Money Fund Class S	(6,653)	(4,709)
Service Shares	(2,041)	(3,142)
Tax-Exempt Cash Managed Shares	(3,409)	(4,736)
Tax-Free Investment Class	(755)	(21,499)
Total distributions	(1,289,505)	(381,574)
Fund share transactions: Proceeds from shares sold	875,914,585	2,681,593,000
Reinvestment of distributions	800,933	271,154
Cost of shares redeemed	(1,657,296,260)	(2,491,773,279)
Net increase (decrease) in net assets from Fund share transactions	(780,580,742)	190,090,875
Increase (decrease) in net assets	(780,891,497)	190,080,517
Net assets at beginning of period	1,100,762,063	910,681,546
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $131,861 and $69,431, respectively)	$ 319,870,566	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Tax-Free Investment Class
Six Months Ended 10/31/16 (Unaudited)		Years Ended April 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.001	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.001	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.001)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	—
Total distributions	(.001)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.10**	.02	.03	.02	.03	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	239	263	283	312	314
Ratio of expenses before expense reductions (%)	.63*	.66	.64	.64	.63	.62
Ratio of expenses after expense reductions (%)	.48*	.14	.10	.13	.19	.22
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class Shares.

Accordingly, for the six months ended October 31, 2016, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $300,439, of which $112,594 was waived, resulting in an annualized effective rate of 0.04% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2016, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2016
Tax-Exempt Portfolio	$ 437,322	$ 27,408

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2016, the amounts charged to the Fund by DSC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2016
Deutsche Tax-Exempt Cash Premier Shares	$ 38,925	$ 38,925	$ —
Deutsche Tax-Exempt Money Fund	25,501	—	8,358
Deutsche Tax-Free Money Fund Class S	20,012	—	7,245
Service Shares	64,364	—	41,475
Tax-Exempt Cash Managed Shares	24,058	—	5,107
Tax-Free Investment Class	48,450	—	—
	$ 221,310	$ 38,925	$ 62,185

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2016, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Service Shares	$ 155,094	$ 130,707	$ 10,336.09%		.60%
Tax-Free Investment Class	157,452	74,477	2,907.13%		.25%
	$ 312,546	$ 205,184	$ 13,243

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2016, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2016	Annualized Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 44,555	$ 6,062.15%		.15%
Tax-Free Investment Class	44,087	583.07%		.07%
	$ 88,642	$ 6,645

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2016
Tax-Exempt Portfolio	$ 26,497	$ 19,199

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2016, the Fund engaged in securities purchases of $522,299,000 and securities sales of $634,058,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2016.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio

	Six Months Ended October 31, 2016		Year Ended April 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Tax-Exempt Cash Premier Shares	679,384,124	$ 679,384,124	1,981,997,866	$ 1,981,997,866
Deutsche Tax-Exempt Money Fund	31,858,750	31,858,750	69,253,500	69,253,500
Deutsche Tax-Free Money Fund Class S	11,303,905	11,303,905	21,649,034	21,649,034
Service Shares	50,660,921	50,660,921	142,889,466	142,889,466
Tax-Exempt Cash Managed Shares	64,003,065	64,003,065	184,507,988	184,507,988
Tax-Free Investment Class	38,704,060	38,704,060	281,275,906	281,275,906
Account Maintenance Fees	—	(240)	—	19,240
		$ 875,914,585		$ 2,681,593,000
Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	269,847	$ 269,847	110,529	$ 110,529
Deutsche Tax-Exempt Money Fund	344,482	344,482	62,717	62,717
Deutsche Tax-Free Money Fund Class S	128,804	128,804	22,818	22,818
Service Shares	41,769	41,769	10,263	10,263
Tax-Exempt Cash Managed Shares	453	453	83	83
Tax-Free Investment Class	15,578	15,578	64,744	64,744
		$ 800,933		$ 271,154
Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(1,171,822,723)	$ (1,171,822,723)	(1,764,135,494)	$ (1,764,135,494)
Deutsche Tax-Exempt Money Fund	(62,346,424)	(62,346,424)	(74,421,648)	(74,421,648)
Deutsche Tax-Free Money Fund Class S	(20,364,353)	(20,364,353)	(30,672,226)	(30,672,226)
Service Shares	(54,761,969)	(54,761,969)	(141,637,902)	(141,637,902)
Tax-Exempt Cash Managed Shares	(79,388,393)	(79,388,393)	(176,378,285)	(176,378,285)
Tax-Free Investment Class	(268,612,398)	(268,612,398)	(304,527,724)	(304,527,724)
		$ (1,657,296,260)		$ (2,491,773,279)
Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	(492,168,752)	$ (492,168,752)	217,972,901	$ 217,972,901
Deutsche Tax-Exempt Money Fund	(30,143,192)	(30,143,192)	(5,105,431)	(5,105,431)
Deutsche Tax-Free Money Fund Class S	(8,931,644)	(8,931,644)	(9,000,374)	(9,000,374)
Service Shares	(4,059,279)	(4,059,279)	1,261,827	1,261,827
Tax-Exempt Cash Managed Shares	(15,384,875)	(15,384,875)	8,129,786	8,129,786
Tax-Free Investment Class	(229,892,760)	(229,892,760)	(23,187,074)	(23,187,074)
Account Maintenance Fees	—	(240)	—	19,240
		$ (780,580,742)		$ 190,090,875

E. Money Market Fund Reform

As a result of money market reforms adopted by the SEC in July 2014, effective October 14, 2016 Tax-Exempt Portfolio of Cash Account Trust ("Tax-Exempt Portfolio") seeks to qualify as a retail money market fund under the reforms and implements policies and procedures designed to limit beneficial ownership of fund shares to natural persons. As a retail money market fund, only accounts owned by natural persons are permitted to retain shares in Tax-Exempt Portfolio. Tax-Exempt Portfolio continues to seek to maintain a $1.00 stable net asset value per share ("NAV"). (Although Tax-Exempt Portfolio seeks to maintain a $1.00 NAV, there is no guarantee that it will be able to do so, and if the NAV falls below $1.00 you will lose money.) In addition, effective October 14, 2016, Tax-Exempt Portfolio has policies and procedures reasonably designed to ensure that the Tax-Exempt Portfolio will be able to impose liquidity fees and/or redemption gates. For more information, please refer to the Fund's prospectus.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2016 to October 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2016 (Unaudited)
Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 5/1/16	$ 1,000.00
Ending Account Value 10/31/16	$ 1,001.04
Expenses Paid per $1,000*	$ 2.42
Hypothetical 5% Fund Return
Beginning Account Value 5/1/16	$ 1,000.00
Ending Account Value 10/31/16	$ 1,022.79
Expenses Paid per $1,000*	$ 2.45
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Tax-Free Investment Class	.48%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Tax-Exempt Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share class: Service Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (4th quartile), Tax Free Investment Class shares (3rd quartile), Tax-Exempt Cash Managed Shares (4th quartile), Deutsche Tax-Exempt Money Fund shares (3rd quartile) and Deutsche Tax-Free Money Fund Class S shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	12/30/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	12/30/2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	12/30/2016